UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.75%

Consumer Discretionary : 14.42%

Auto Components : 1.54%
BorgWarner Incorporated †«	20,700	$1,745,838

Automobiles : 1.32%
Tesla Motors Incorporated †«	40,088	1,492,877

Household Durables : 1.56%
SodaStream International Limited †«	18,300	616,344
Tempur-Pedic International Incorporated †«	13,600	1,148,248

		1,764,592

Internet & Catalog Retail : 1.36%
HomeAway Incorporated †«	29,900	758,563
Shutterfly Incorporated †«	25,200	789,516

		1,548,079

Specialty Retail : 4.59%
DSW Incorporated Class A	15,500	848,935
GNC Holdings Incorporated Class A	42,119	1,469,532
Ulta Salon Cosmetics & Fragrance Incorporated	18,600	1,727,754
Vitamin Shoppe Incorporated †	26,200	1,158,302

		5,204,523

Textiles, Apparel & Luxury Goods : 4.05%
Deckers Outdoor Corporation †«	16,000	1,008,800
PVH Corporation	15,800	1,411,414
Under Armour Incorporated †	11,700	1,099,800
Vera Bradley Incorporated †«	35,600	1,074,764

		4,594,778

Consumer Staples : 4.26%

Beverages : 2.99%
Boston Beer Company Incorporated †«	13,277	1,417,851
Monster Beverage Corporation †	31,900	1,980,671

		3,398,522

Food Products : 1.27%
Hain Celestial Group Incorporated †«	32,800	1,436,968

Energy : 8.17%

Energy Equipment & Services : 2.95%
Atwood Oceanics Incorporated †«	24,500	1,099,805
GulfMark Offshore Incorporated Class A †	15,000	689,400
Oil States International Incorporated †	19,900	1,553,394

		3,342,599

Oil, Gas & Consumable Fuels : 5.22%
Approach Resources Incorporated †	32,541	1,202,390
Cabot Oil & Gas Corporation	24,400	760,548
Gulfport Energy Corporation †	23,000	669,760
Kodiak Oil & Gas Corporation †«	121,300	1,208,148
Pioneer Natural Resources Company	10,600	1,182,854

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Product Company †	21,000	$895,650

		5,919,350

Financials : 2.80%

Capital Markets : 1.84%
Affiliated Managers Group Incorporated †	16,700	1,867,227
LPL Investment Holdings Incorporated	5,703	216,372

		2,083,599

Real Estate Management & Development : 0.96%
CBRE Group Incorporated †	54,700	1,091,812

Health Care : 14.11%

Biotechnology : 4.46%
Alexion Pharmaceuticals Incorporated †	20,400	1,894,344
BioMarin Pharmaceutical Incorporated †	40,057	1,371,952
Cubist Pharmaceuticals Incorporated †	34,200	1,479,150
Threshold Pharmaceuticals Incorporated †	35,695	314,116

		5,059,562

Health Care Equipment & Supplies : 2.54%
Alere Incorporated †	37,998	988,328
Edwards Lifesciences Corporation †«	5,550	403,652
Gen-Probe Incorporated †	13,300	883,253
HeartWare International Incorporated †«	9,200	604,348

		2,879,581

Health Care Providers & Services : 3.14%
AmerisourceBergen Corporation	24,700	980,096
MEDNAX Incorporated †	19,500	1,450,215
Team Health Holdings LLC †	54,900	1,128,744

		3,559,055

Health Care Technology : 0.97%
athenahealth Incorporated †«	14,900	1,104,388

Life Sciences Tools & Services : 0.95%
Bruker BioSciences Corporation †	70,200	1,074,762

Pharmaceuticals : 2.05%
Auxilium Pharmaceuticals Incorporated †	58,800	1,091,916
Impax Laboratories Incorporated †«	50,200	1,233,916

		2,325,832

Industrials : 19.50%

Aerospace & Defense : 3.90%
TransDigm Group Incorporated †	23,900	2,766,664
Triumph Group Incorporated	26,400	1,654,224

		4,420,888

Airlines : 0.38%
Copa Holdings SA	5,445	431,244

2

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery : 5.92%
Chart Industries Incorporated †«	26,000	$1,906,580
Colfax Corporation †	32,718	1,152,982
Graco Incorporated	31,300	1,660,778
Rexnord Corporation †	26,651	562,336
Wabtec Corporation	19,000	1,432,030

		6,714,706

Marine : 1.34%
Kirby Corporation †	23,100	1,519,749

Professional Services : 1.01%
Verisk Analytics Incorporated Class A †	24,400	1,146,068

Road & Rail : 4.09%
Hertz Global Holdings Incorporated †«	98,200	1,476,928
Kansas City Southern	44,100	3,161,529

		4,638,457

Trading Companies & Distributors : 1.61%
WESCO International Incorporated †«	28,000	1,828,680

Transportation Infrastructure : 1.25%
Wesco Aircraft Holdings Incorporated †	87,449	1,416,674

Information Technology : 27.74%

Communications Equipment : 1.93%
F5 Networks Incorporated †	10,500	1,417,080
Ubiquiti Networks Incorporated †«	24,486	774,492

		2,191,572

Electronic Equipment, Instruments & Components : 2.15%
M/A-COM Technology Solutions Incorporated †	30,234	627,053
Trimble Navigation Limited †	33,200	1,806,744

		2,433,797

Internet Software & Services : 6.51%
Angie’s List Incorporated †«	38,079	719,312
DealerTrack Holdings Incorporated †«	56,600	1,712,716
Equinix Incorporated †«	7,963	1,253,774
ExactTarget Incorporated †	5,186	134,836
Liquidity Services Incorporated †	17,900	801,920
LogMeIn Incorporated †«	31,622	1,114,043
Mercadolibre Incorporated «	16,800	1,642,872

		7,379,473

IT Services : 4.08%
Alliance Data Systems Corporation †	6,700	849,364
Gartner Incorporated †	60,000	2,558,400
ServiceSource International Incorporated †«	78,627	1,217,146

		4,624,910

Semiconductors & Semiconductor Equipment : 3.94%
Avago Technologies Limited	35,600	1,387,332
Ceva Incorporated †«	38,500	874,335
EZchip Semiconductor Limited †«	23,100	1,000,923

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
LSI Corporation †			138,600	$1,203,048
				4,465,638

Software : 9.13%
Aspen Technology Incorporated †			84,800	1,740,944
Autodesk Incorporated †			35,500	1,502,360
Broadsoft Incorporated †«			57,400	2,195,550
CommVault Systems Incorporated †			1,134	55,644
Fortinet Incorporated †			68,634	1,897,730
Qlik Technologies Incorporated †			35,538	1,137,216
TIBCO Software Incorporated †			59,800	1,823,900

				10,353,344

Materials : 2.67%

Chemicals : 2.67%
Airgas Incorporated			34,000	3,024,980

Telecommunication Services : 3.08%

Diversified Telecommunication Services : 1.12%
Iridium Communications Incorporated †«			144,500	1,265,820

Wireless Telecommunication Services : 1.96%
SBA Communications Corporation Class A †			43,784	2,224,666

Total Common Stocks (Cost $93,512,819)				109,707,383

			Principal
Other : 0.40%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$616,527	172,628
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±			682,170	286,511

Total Other (Cost $188,002)				459,139

		Yield	Shares
Short-Term Investments : 31.44%

Investment Companies : 31.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	4,303,178	4,303,178
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.18	31,343,648	31,343,648
Total Short-Term Investments (Cost $35,646,826)				35,646,826

Total Investments in Securities (Cost $129,347,647)*	128.59%			145,813,348
Other Assets and Liabilities, Net	(28.59)			(32,421,035)

Total Net Assets	100.00%			$113,392,313

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

4

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $130,174,346 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,384,161
Gross unrealized depreciation	(2,745,159)

Net unrealized appreciation	$15,639,002

5

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Discovery Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$109,707,383	$0	$0	$109,707,383
Other	0	0	459,139	459,139
Short-term investments
Investment companies	4,303,178	31,343,648	0	35,646,826

	$114,010,561	$31,343,648	$459,139	$145,813,348

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 61.67%

Consumer Discretionary : 6.81%

Auto Components : 0.16%
BorgWarner Incorporated †«	489	$41,242
Johnson Controls Incorporated	3,056	99,259
The Goodyear Tire & Rubber Company †	1,097	12,308

		152,809

Automobiles : 0.28%
Ford Motor Company	17,062	213,104
Harley-Davidson Incorporated	1,026	50,356

		263,460

Distributors : 0.05%
Genuine Parts Company	699	43,862

Diversified Consumer Services : 0.05%
Apollo Group Incorporated Class A †	504	19,475
DeVry Incorporated	268	9,077
H&R Block Incorporated «	1,314	21,642

		50,194

Hotels, Restaurants & Leisure : 1.22%
Carnival Corporation «	2,033	65,219
Chipotle Mexican Grill Incorporated †«	140	58,520
Darden Restaurants Incorporated	576	29,468
International Game Technology	1,335	22,415
Marriott International Incorporated Class A «	1,199	45,382
McDonald’s Corporation	4,572	448,513
Starbucks Corporation	3,382	189,020
Starwood Hotels & Resorts Worldwide Incorporated	880	49,641
Wyndham Worldwide Corporation	655	30,464
Wynn Resorts Limited	356	44,457
Yum! Brands Incorporated	2,066	147,058

		1,130,157

Household Durables : 0.20%
D.R. Horton Incorporated	1,251	18,978
Harman International Industries Incorporated	315	14,745
Leggett & Platt Incorporated «	628	14,450
Lennar Corporation	728	19,787
Newell Rubbermaid Incorporated	1,294	23,046
Pulte Homes Incorporated †	1,511	13,372
Stanley Black & Decker Incorporated	761	58,567
Whirlpool Corporation «	343	26,363

		189,308

Internet & Catalog Retail : 0.59%
Amazon.com Incorporated †	1,634	330,901
Expedia Incorporated «	425	14,212
Netflix Incorporated †	248	28,530
priceline.com Incorporated †	223	160,003
TripAdvisor Incorporated †	425	15,160

		548,806

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Leisure Equipment & Products : 0.08%
Hasbro Incorporated	519	$19,058
Mattel Incorporated	1,521	51,197

		70,255

Media : 1.96%
Cablevision Systems Corporation New York Group Class A «	972	14,269
CBS Corporation Class B	2,913	98,780
Comcast Corporation Class A	12,105	363,271
DIRECTV Group Incorporated †«	3,035	149,747
Discovery Communications Incorporated Class C †«	1,160	58,696
Gannett Company Incorporated	1,063	16,296
Interpublic Group of Companies Incorporated	2,003	22,854
McGraw-Hill Companies Incorporated	1,248	60,491
News Corporation Class A	9,662	190,245
Omnicom Group Incorporated «	1,224	61,996
Scripps Networks Interactive Incorporated	428	20,839
Time Warner Cable Incorporated	1,409	114,834
Time Warner Incorporated	4,352	164,288
Viacom Incorporated Class B	2,424	115,043
Walt Disney Company	8,046	352,254
Washington Post Company Class B	21	7,845

		1,811,748

Multiline Retail : 0.52%
Big Lots Incorporated †	294	12,648
Dollar Tree Incorporated †	534	50,458
Family Dollar Stores Incorporated	528	33,412
JCPenney Company Incorporated «	649	22,994
Kohl’s Corporation	1,137	56,884
Macy’s Incorporated	1,859	73,858
Nordstrom Incorporated «	717	39,951
Sears Holdings Corporation †«	171	11,329
Target Corporation	3,014	175,626

		477,160

Specialty Retail : 1.28%
Abercrombie & Fitch Company Class A «	384	19,050
AutoNation Incorporated †	201	6,896
AutoZone Incorporated †	122	45,360
Bed Bath & Beyond Incorporated †	1,062	69,848
Best Buy Company Incorporated «	1,273	30,145
CarMax Incorporated †«	1,017	35,239
GameStop Corporation Class A «	612	13,366
Gap Incorporated	1,490	38,949
Home Depot Incorporated «	6,920	348,145
Limited Brands Incorporated	1,104	52,992
Lowe’s Companies Incorporated	5,571	174,818
O’Reilly Automotive Incorporated †	571	52,161
Ross Stores Incorporated	1,026	59,611
Staples Incorporated	3,115	50,401
Tiffany & Company	569	39,335
TJX Companies Incorporated	3,386	134,458
Urban Outfitters Incorporated †	498	14,497

		1,185,271

Textiles, Apparel & Luxury Goods : 0.42%
Coach Incorporated	1,291	99,768
Nike Incorporated Class B	1,648	178,709
Ralph Lauren Corporation	290	50,556

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	392	$57,224

		386,257

Consumer Staples : 6.64%

Beverages : 1.54%
Beam Incorporated	703	41,175
Brown-Forman Corporation Class B	445	37,109
Coca-Cola Enterprises Incorporated	1,348	38,553
Constellation Brands Incorporated Class A †	770	18,164
Dr Pepper Snapple Group Incorporated «	952	38,280
Molson Coors Brewing Company	705	31,901
PepsiCo Incorporated	7,050	467,768
The Coca-Cola Company	10,159	751,868

		1,424,818

Food & Staples Retailing : 1.38%
Costco Wholesale Corporation	1,952	177,242
CVS Caremark Corporation	5,846	261,901
Kroger Company «	2,580	62,513
Safeway Incorporated «	1,203	24,313
SUPERVALU Incorporated «	952	5,436
Sysco Corporation «	2,624	78,353
Wal-Mart Stores Incorporated	7,840	479,808
Walgreen Company	3,921	131,314
Whole Foods Market Incorporated	728	60,570

		1,281,450

Food Products : 1.10%
Archer Daniels Midland Company	2,970	94,030
Campbell Soup Company «	801	27,114
ConAgra Foods Incorporated	1,852	48,634
Dean Foods Company †	827	10,015
General Mills Incorporated	2,893	114,129
H.J. Heinz Company	1,436	76,898
Hormel Foods Corporation «	616	18,184
JM Smucker Company	508	41,331
Kellogg Company	1,106	59,315
Kraft Foods Incorporated Class A	7,938	301,723
McCormick & Company Incorporated	597	32,495
Mead Johnson & Company	914	75,387
Sara Lee Corporation †	2,655	57,162
The Hershey Company	688	42,195
Tyson Foods Incorporated Class A	1,308	25,048

		1,023,660

Household Products : 1.31%
Clorox Company	582	40,013
Colgate-Palmolive Company	2,152	210,423
Kimberly-Clark Corporation	1,767	130,564
Procter & Gamble Company	12,365	831,052

		1,212,052

Personal Products : 0.11%
Avon Products Incorporated	1,934	37,442
Estee Lauder Companies Incorporated Class A	1,009	62,497

		99,939

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Tobacco : 1.20%
Altria Group Incorporated	9,183	$283,479
Lorillard Incorporated	592	76,652
Philip Morris International	7,729	684,867
Reynolds American Incorporated	1,500	62,160

		1,107,158

Energy : 6.93%

Energy Equipment & Services : 1.11%
Baker Hughes Incorporated	1,965	82,412
Cameron International Corporation †«	1,105	58,377
Diamond Offshore Drilling Incorporated «	312	20,826
FMC Technologies Incorporated †	1,073	54,101
Halliburton Company	4,143	137,506
Helmerich & Payne Incorporated «	482	26,004
Nabors Industries Limited †	1,295	22,650
National Oilwell Varco Incorporated	1,904	151,311
Noble Corporation «	1,132	42,416
Rowan Companies Incorporated †	554	18,243
Schlumberger Limited	5,987	418,671

		1,032,517

Oil, Gas & Consumable Fuels : 5.82%
Alpha Natural Resources Incorporated †	987	15,012
Anadarko Petroleum Corporation	2,237	175,247
Apache Corporation «	1,725	173,259
Cabot Oil & Gas Corporation	941	29,331
Chesapeake Energy Corporation «	2,974	68,908
Chevron Corporation	8,875	951,755
ConocoPhillips Company «	5,744	436,601
CONSOL Energy Incorporated	1,019	34,748
Denbury Resources Incorporated †	1,752	31,939
Devon Energy Corporation	1,814	129,012
El Paso Corporation	3,469	102,509
EOG Resources Incorporated	1,207	134,098
EQT Corporation	671	32,349
Exxon Mobil Corporation	21,159	1,835,120
Hess Corporation	1,358	80,054
Marathon Oil Corporation	3,160	100,172
Marathon Petroleum Corporation	1,560	67,642
Murphy Oil Corporation	870	48,955
Newfield Exploration Company †	594	20,600
Noble Energy Incorporated	794	77,637
Occidental Petroleum Corporation	3,640	346,637
Peabody Energy Corporation	1,222	35,389
Pioneer Natural Resources Company	553	61,709
QEP Resources Incorporated	796	24,278
Range Resources Corporation	708	41,163
Southwestern Energy Company †«	1,566	47,920
Spectra Energy Corporation	2,923	92,221
Sunoco Incorporated	479	18,274
Tesoro Petroleum Corporation †	624	16,748
The Williams Companies Incorporated	2,658	81,893
Valero Energy Corporation	2,491	64,193
WPX Energy Incorporated †	891	16,047

		5,391,420

Financials : 9.71%

Capital Markets : 1.25%
Ameriprise Financial Incorporated	996	56,901

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	5,408	$130,495
BlackRock Incorporated	450	92,205
Charles Schwab Corporation «	4,851	69,709
E*TRADE Financial Corporation †	1,139	12,472
Federated Investors Incorporated Class B	414	9,278
Franklin Resources Incorporated	639	79,255
Goldman Sachs Group Incorporated	2,221	276,226
Invesco Limited	2,002	53,393
Legg Mason Incorporated	558	15,585
Morgan Stanley	6,839	134,318
Northern Trust Corporation «	1,082	51,341
State Street Corporation	2,190	99,645
T. Rowe Price Group Incorporated	1,137	74,246

		1,155,069

Commercial Banks : 1.79%
Branch Banking & Trust Corporation «	3,130	98,251
Comerica Incorporated †«	887	28,703
Fifth Third Bancorp	4,129	58,012
First Horizon National Corporation	1,151	11,947
Huntington Bancshares Incorporated	3,880	25,026
KeyCorp Incorporated	4,278	36,363
M&T Bank Corporation «	567	49,261
PNC Financial Services Group Incorporated	2,368	152,712
Regions Financial Corporation	6,344	41,807
SunTrust Banks Incorporated	2,389	57,742
US Bancorp	8,578	271,751
Wells Fargo & Company (l)	23,672	808,162
Zions Bancorporation	826	17,726

		1,657,463

Consumer Finance : 1.06%
American Express Company	4,555	263,552
Capital One Financial Corporation	2,484	138,458
Discover Financial Services	2,379	79,316
MasterCard Incorporated	477	200,598
SLM Corporation	2,286	36,027
Visa Incorporated Class A «	2,233	263,494

		981,445

Diversified Financial Services : 2.82%
Bank of America Corporation	48,179	461,073
Berkshire Hathaway Incorporated Class B †	7,892	640,436
Citigroup Incorporated	13,147	480,523
CME Group Incorporated	298	86,220
InterContinental Exchange Incorporated †	325	44,662
JPMorgan Chase & Company	17,137	787,959
Leucadia National Corporation «	889	23,203
Moody’s Corporation «	880	37,048
NASDAQ Stock Market Incorporated †	560	14,504
NYSE Euronext Incorporated	1,159	34,782

		2,610,410

Insurance : 1.49%
ACE Limited †	1,513	110,752
AFLAC Incorporated	2,096	96,395
Allstate Corporation	2,236	73,609
American International Group Incorporated †	2,415	74,454
AON Corporation †	1,459	71,579
Assurant Incorporated	392	15,876

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Insurance (continued)
Chubb Corporation	1,217	$84,107
Cincinnati Financial Corporation «	729	25,158
Genworth Financial Incorporated †	2,205	18,346
Hartford Financial Services Group Incorporated	1,976	41,654
Lincoln National Corporation «	1,307	34,453
Loews Corporation	1,371	54,662
Marsh & McLennan Companies Incorporated	2,439	79,975
MetLife Incorporated	4,760	177,786
Principal Financial Group Incorporated	1,353	39,927
Prudential Financial Incorporated	2,109	133,690
The Progressive Corporation «	2,745	63,629
The Travelers Companies Incorporated	1,764	104,429
Torchmark Corporation «	449	22,383
UnumProvident Corporation	1,304	31,922
XL Group plc	1,417	30,735

		1,385,521

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	1,472	29,381

REITs : 1.23%
American Tower Corporation	1,767	111,356
Apartment Investment & Management Company Class A	543	14,341
AvalonBay Communities Incorporated «	427	60,356
Boston Properties Incorporated	665	69,818
Equity Residential Corporation	1,347	84,349
HCP Incorporated «	1,838	72,527
Health Care REIT Incorporated	943	51,827
Host Hotels & Resorts Incorporated «	3,176	52,150
Kimco Realty Corporation «	1,827	35,188
Plum Creek Timber Company «	724	30,089
Prologis Incorporated	2,060	74,201
Public Storage Incorporated	638	88,152
Simon Property Group Incorporated	1,374	200,164
Ventas Incorporated «	1,296	74,002
Vornado Realty Trust	830	69,886
Weyerhaeuser Company	2,408	52,783

		1,141,189

Thrifts & Mortgage Finance : 0.04%
Hudson City Bancorp Incorporated	2,368	17,310
People’s United Financial Incorporated	1,612	21,343

		38,653

Health Care : 6.98%

Biotechnology : 0.75%
Amgen Incorporated	3,552	241,500
Biogen Idec Incorporated †	1,071	134,914
Celgene Corporation †	1,969	152,637
Gilead Sciences Incorporated †	3,399	166,041

		695,092

Health Care Equipment & Supplies : 1.10%
Baxter International Incorporated	2,515	150,347
Becton Dickinson & Company «	943	73,224
Boston Scientific Corporation †	6,515	38,960
C.R. Bard Incorporated	377	37,217
CareFusion Corporation †	1,008	26,137
Covidien plc	2,169	118,601

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY International Incorporated «	637	$25,563
Edwards Lifesciences Corporation †	516	37,529
Intuitive Surgical Incorporated †	176	95,348
Medtronic Incorporated	4,671	183,056
St. Jude Medical Incorporated	1,438	63,718
Stryker Corporation	1,453	80,612
Varian Medical Systems Incorporated †«	507	34,963
Zimmer Holdings Incorporated	799	51,360

		1,016,635

Health Care Providers & Services : 1.31%
Aetna Incorporated	1,573	78,902
AmerisourceBergen Corporation	1,157	45,910
Cardinal Health Incorporated	1,551	66,864
CIGNA Corporation	1,286	63,336
Coventry Health Care Incorporated	633	22,516
DaVita Incorporated †«	420	37,871
Express Scripts Incorporated †	2,176	117,896
Humana Incorporated	736	68,065
Laboratory Corporation of America Holdings †«	436	39,911
McKesson Corporation	1,104	96,898
Medco Health Solutions Incorporated †	1,742	122,463
Patterson Companies Incorporated	393	13,126
Quest Diagnostics Incorporated	710	43,417
Tenet Healthcare Corporation †	1,840	9,770
UnitedHealth Group Incorporated	4,691	276,488
WellPoint Incorporated	1,502	110,848

		1,214,281

Health Care Technology : 0.05%
Cerner Corporation †«	655	49,885

Life Sciences Tools & Services : 0.20%
Life Technologies Corporation †	800	39,056
PerkinElmer Incorporated	509	14,079
Thermo Fisher Scientific Incorporated	1,642	92,576
Waters Corporation †	399	36,971

		182,682

Pharmaceuticals : 3.57%
Abbott Laboratories	7,058	432,585
Allergan Incorporated	1,366	130,357
Bristol-Myers Squibb Company	7,578	255,758
Eli Lilly & Company	4,584	184,598
Forest Laboratories Incorporated †	1,192	41,350
Hospira Incorporated †	739	27,631
Johnson & Johnson Incorporated	12,323	812,825
Merck & Company Incorporated	13,665	524,736
Mylan Laboratories Incorporated †	1,916	44,930
Perrigo Company	418	43,184
Pfizer Incorporated	33,841	766,837
Watson Pharmaceuticals Incorporated †	570	38,224

		3,303,015

Industrials : 6.44%

Aerospace & Defense : 1.54%
Boeing Company	3,347	248,916
General Dynamics Corporation	1,601	117,481
Goodrich Corporation	564	70,748

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Aerospace & Defense (continued)
Honeywell International Incorporated	3,480	$212,454
L-3 Communications Holdings Incorporated	444	31,422
Lockheed Martin Corporation	1,196	107,473
Northrop Grumman Corporation	1,134	69,265
Precision Castparts Corporation «	651	112,558
Raytheon Company «	1,525	80,490
Rockwell Collins Incorporated «	667	38,393
United Technologies Corporation	4,085	338,810

		1,428,010

Air Freight & Logistics : 0.61%
C.H. Robinson Worldwide Incorporated	733	48,004
Expeditors International of Washington Incorporated	952	44,278
FedEx Corporation	1,411	129,756
United Parcel Service Incorporated Class B	4,303	347,338

		569,376

Airlines : 0.03%
Southwest Airlines Company	3,469	28,585

Building Products : 0.02%
Masco Corporation	1,603	21,432

Commercial Services & Supplies : 0.31%
Avery Dennison Corporation	477	14,372
Cintas Corporation	495	19,364
Dun & Bradstreet Corporation	214	18,132
Equifax Incorporated	538	23,812
Iron Mountain Incorporated	768	22,118
Pitney Bowes Incorporated «	896	15,752
Republic Services Incorporated	1,412	43,151
Robert Half International Incorporated	638	19,331
RR Donnelley & Sons Company «	801	9,924
Stericycle Incorporated †«	380	31,783
Waste Management Incorporated «	2,071	72,402

		290,141

Construction & Engineering : 0.10%
Fluor Corporation	758	45,510
Jacobs Engineering Group Incorporated †	576	25,557
Quanta Services Incorporated †	948	19,813

		90,880

Electrical Equipment : 0.34%
Cooper Industries plc	711	45,468
Emerson Electric Company	3,297	172,037
Rockwell Automation Incorporated	639	50,928
Roper Industries Incorporated «	434	43,035

		311,468

Industrial Conglomerates : 1.49%
3M Company	3,117	278,068
General Electric Company	47,501	953,345
Textron Incorporated «	1,255	34,927
Tyco International Limited	2,069	116,236

		1,382,576

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery : 1.38%
Caterpillar Incorporated	2,906	$309,547
Cummins Incorporated «	861	103,354
Danaher Corporation	2,568	143,808
Deere & Company	1,803	145,863
Dover Corporation	824	51,863
Eaton Corporation	1,502	74,845
Flowserve Corporation	244	28,184
Illinois Tool Works Incorporated «	2,171	124,008
Ingersoll-Rand plc	1,334	55,161
Joy Global Incorporated	475	34,913
Paccar Incorporated «	1,602	75,022
Pall Corporation	518	30,888
Parker Hannifin Corporation	677	57,240
Snap-On Incorporated	262	15,974
Xylem Incorporated	829	23,005

		1,273,675

Road & Rail : 0.48%
CSX Corporation	4,723	101,639
Norfolk Southern Corporation	1,482	97,560
Ryder System Incorporated	229	12,091
Union Pacific Corporation	2,155	231,619

		442,909

Trading Companies & Distributors : 0.14%
Fastenal Company «	1,325	71,683
W.W. Grainger Incorporated	273	58,643

		130,326

Information Technology : 12.24%

Communications Equipment : 1.38%
Cisco Systems Incorporated	24,178	511,365
F5 Networks Incorporated †	355	47,911
Harris Corporation «	511	23,036
JDS Uniphase Corporation †	1,031	14,939
Juniper Networks Incorporated †	2,362	54,043
Motorola Mobility Holdings Incorporated †	1,183	46,421
Motorola Solutions Incorporated	1,320	67,096
QUALCOMM Incorporated	7,593	516,476

		1,281,287

Computers & Peripherals : 3.55%
Apple Incorporated †	4,185	2,508,782
Dell Incorporated †	6,855	113,793
EMC Corporation †	9,216	275,374
Hewlett-Packard Company †	8,872	211,420
Lexmark International Incorporated	318	10,570
NetApp Incorporated †	1,629	72,930
SanDisk Corporation †	1,088	53,954
Western Digital Corporation †	1,050	43,460

		3,290,283

Electronic Equipment, Instruments & Components : 0.36%
Agilent Technologies Incorporated	1,560	69,436
Amphenol Corporation Class A	733	43,811
Corning Incorporated	6,832	96,195
FLIR Systems Incorporated «	691	17,489
Jabil Circuit Incorporated «	827	20,774

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Molex Incorporated «	616	$17,322
TE Connectivity Limited	1,913	70,303

		335,330

Internet Software & Services : 1.15%
Akamai Technologies Incorporated †	798	29,287
eBay Incorporated †	5,141	189,651
Google Incorporated Class A †	1,138	729,731
VeriSign Incorporated «	716	27,451
Yahoo! Incorporated †	5,448	82,919

		1,059,039

IT Services : 1.92%
Accenture plc	2,905	187,373
Automatic Data Processing Incorporated	2,202	121,528
Cognizant Technology Solutions Corporation Class A †	1,361	104,729
Computer Sciences Corporation	696	20,838
Fidelity National Information Services Incorporated †	1,052	34,842
Fiserv Incorporated †	622	43,161
International Business Machines Corporation	5,201	1,085,189
Paychex Incorporated	1,448	44,874
SAIC Incorporated «	1,240	16,368
Teradata Corporation †	751	51,181
Total System Services Incorporated	720	16,610
Western Union Company «	2,784	48,998

		1,775,691

Office Electronics : 0.05%

Xerox Corporation	5,979	48,310

Semiconductors & Semiconductor Equipment : 1.49%
Advanced Micro Devices Incorporated †«	2,633	21,117
Altera Corporation	1,447	57,620
Analog Devices Incorporated	1,337	54,015
Applied Materials Incorporated	5,796	72,102
Broadcom Corporation Class A	2,201	86,499
First Solar Incorporated †	264	6,613
Intel Corporation	22,428	630,451
KLA-Tencor Corporation	748	40,706
Linear Technology Corporation	1,027	34,610
LSI Corporation †	2,544	22,082
Microchip Technology Incorporated «	862	32,066
Micron Technology Incorporated †	4,434	35,915
Novellus Systems Incorporated †	317	15,821
NVIDIA Corporation †	2,741	42,184
Teradyne Incorporated †	837	14,137
Texas Instruments Incorporated	5,140	172,755
Xilinx Incorporated	1,175	42,805

		1,381,498

Software : 2.34%
Adobe Systems Incorporated †	2,216	76,031
Autodesk Incorporated †	1,014	42,912
BMC Software Incorporated †	737	29,598
CA Incorporated	1,635	45,061
Citrix Systems Incorporated †	833	65,732
Electronic Arts Incorporated †	1,487	24,506
Intuit Incorporated	1,323	79,552
Microsoft Corporation	33,524	1,081,149
Oracle Corporation	17,599	513,187

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Software (continued)
Red Hat Incorporated †	867	$51,925
Salesforce.com Incorporated †«	610	94,251
Symantec Corporation †	3,274	61,224

		2,165,128

Materials : 2.13%
Chemicals : 1.41%
Air Products & Chemicals Incorporated	945	86,751
Airgas Incorporated	308	27,403
CF Industries Holdings Incorporated	293	53,516
Dow Chemical Company	5,321	184,319
E.I. du Pont de Nemours & Company	4,185	221,387
Eastman Chemical Company	614	31,738
Ecolab Incorporated	1,307	80,668
FMC Corporation	313	33,134
International Flavors & Fragrances Incorporated	363	21,272
Monsanto Company	2,403	191,663
Mosaic Company †	1,336	73,867
PPG Industries Incorporated	682	65,336
Praxair Incorporated	1,339	153,503
Sherwin-Williams Company	388	42,164
Sigma-Aldrich Corporation «	541	39,525

		1,306,246

Construction Materials : 0.03%
Vulcan Materials Company	580	24,783

Containers & Packaging : 0.08%
Ball Corporation	700	30,016
Bemis Company Incorporated	462	14,918
Owens-Illinois Incorporated †	738	17,225
Sealed Air Corporation	862	16,645

		78,804

Metals & Mining : 0.51%
Alcoa Incorporated «	4,785	47,946
Allegheny Technologies Incorporated	478	19,679
Cliffs Natural Resources Incorporated	637	44,119
Freeport-McMoRan Copper & Gold Incorporated Class B	4,255	161,860
Newmont Mining Corporation	2,222	113,922
Nucor Corporation	1,422	61,075
Titanium Metals Corporation	369	5,004
United States Steel Corporation «	646	18,973

		472,578

Paper & Forest Products : 0.10%
International Paper Company «	1,962	68,866
MeadWestvaco Corporation	767	24,230

		93,096

Telecommunication Services : 1.71%

Diversified Telecommunication Services : 1.59%
AT&T Incorporated	26,615	831,186
CenturyTel Incorporated	2,782	107,524
Frontier Communications Corporation «	4,466	18,623
Verizon Communications Incorporated	12,729	486,630

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Diversified Telecommunication Services (continued)
Windstream Corporation «	2,632	$30,821

		1,474,784

Wireless Telecommunication Services : 0.12%
Crown Castle International Corporation †	1,123	59,901
MetroPCS Communications Incorporated †	1,318	11,888
Sprint Nextel Corporation †	13,455	38,347

		110,136

Utilities : 2.08%

Electric Utilities : 1.23%
American Electric Power Company Incorporated	2,170	83,719
Consolidated Edison Incorporated	1,314	76,764
Duke Energy Corporation «	5,996	125,976
Edison International	1,462	62,150
Entergy Corporation	792	53,222
Exelon Corporation	3,820	149,782
FirstEnergy Corporation	1,877	85,572
Nextera Energy Incorporated	1,868	114,097
Northeast Utilities Incorporated	795	29,510
Pepco Holdings Incorporated «	1,021	19,287
Pinnacle West Capital Corporation	490	23,471
PPL Corporation «	2,600	73,476
Progress Energy Incorporated	1,325	70,371
The Southern Company	3,890	174,778

		1,142,175

Gas Utilities : 0.06%
AGL Resources Incorporated	526	20,630
ONEOK Incorporated	466	38,054

		58,684

Independent Power Producers & Energy Traders : 0.06%
AES Corporation †	2,888	37,746
NRG Energy Incorporated †	1,022	16,015

		53,761

Multi-Utilities : 0.73%
Ameren Corporation	1,089	35,480
CenterPoint Energy Incorporated	1,912	37,705
CMS Energy Corporation «	1,154	25,388
Dominion Resources Incorporated	2,559	131,046
DTE Energy Company	760	41,823
Integrys Energy Group Incorporated «	351	18,599
NiSource Incorporated «	1,266	30,827
PG&E Corporation	1,849	80,265
Public Service Enterprise Group Incorporated	2,271	69,515
SCANA Corporation «	520	23,717
Sempra Energy	1,080	64,757
TECO Energy Incorporated	968	16,988
Wisconsin Energy Corporation «	1,034	36,376
Xcel Energy Incorporated	2,185	57,827

		670,313

Total Common Stocks (Cost $46,188,389)		57,134,326

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities : 32.43%
U.S. Treasury Bond		3.13%	11/15/2041	$2,186,000	$2,088,655
U.S. Treasury Bond		3.13	02/15/2042	828,000	790,611
U.S. Treasury Bond		3.50	02/15/2039	1,216,000	1,258,939
U.S. Treasury Bond		3.75	08/15/2041	2,115,000	2,278,253
U.S. Treasury Bond		3.88	08/15/2040	1,718,000	1,893,559
U.S. Treasury Bond		4.25	05/15/2039	1,391,000	1,633,556
U.S. Treasury Bond		4.25	11/15/2040	1,930,000	2,264,735
U.S. Treasury Bond		4.38	02/15/2038	688,000	823,235
U.S. Treasury Bond		4.38	11/15/2039	1,888,000	2,260,880
U.S. Treasury Bond		4.38	05/15/2040	1,951,000	2,336,627
U.S. Treasury Bond		4.38	05/15/2041	2,023,000	2,423,174
U.S. Treasury Bond		4.50	02/15/2036	1,026,000	1,248,835
U.S. Treasury Bond		4.50	05/15/2038	872,000	1,063,840
U.S. Treasury Bond		4.50	08/15/2039	1,324,000	1,616,522
U.S. Treasury Bond		4.63	02/15/2040	1,785,000	2,221,768
U.S. Treasury Bond		4.75	02/15/2037	545,000	687,722
U.S. Treasury Bond		4.75	02/15/2041	1,739,000	2,208,530
U.S. Treasury Bond		5.00	05/15/2037	728,000	951,405

Total U.S. Treasury Securities (Cost $26,530,287)					30,050,846

Other : 0.59%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)				400,066	112,019
VFNC Corporation, Pass-Through Entity 0.24% (v)(a)(i)±144A				1,044,754	438,797

Total Other (Cost $207,315)					550,816

Short-Term Investments : 9.60%

		Yield		Shares
Investment Companies: 7.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		2,271,647	2,271,647
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)(v)		0.18		4,302,842	4,302,842

					6,574,489

			Maturity Date		Principal
U.S. Treasury Securities : 2.50%
U.S. Treasury Bill #(z)		0.01	04/05/2012	$30,000	30,000
U.S. Treasury Bill #(z)		0.06	05/03/2012	1,450,000	1,449,951
U.S. Treasury Bill #(z)		0.09	08/02/2012	840,000	839,729

					2,319,680

Total Short-Term Investments (Cost $8,894,218)					8,894,169

Total Investments in Securities (Cost $81,820,209)*	104.29%				96,630,157
Other Assets and Liabilities, Net	(4.29)				(3,976,889)

Total Net Assets	100.00%				$92,653,268

†	Non-income earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

(i)	Illiquid security
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $84,451,047 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,608,661
Gross unrealized depreciation	(4,429,551)

Net unrealized appreciation	$12,179,110

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March, 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$57,134,326	$0	$0	$57,134,326
U.S. Treasury securities	30,050,846	0	0	30,050,846
Other	0	0	550,816	550,816
Short-term investments
Investment companies	2,271,647	4,302,842	0	6,574,489
U.S. Treasury securities	2,319,680	0	0	2,319,680

	$91,776,499	$4,302,842	$550,816	$96,630,157

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$1,638,750	$0	$0	$1,638,750

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended March 31, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocative strategy.

At March 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at March 31, 2012	Unrealized Gains (Losses)
June 2012	76 Long	S&P 500 Index	$26,660,800	$1,067,456
June 2012	8 Long	30-Year U.S. Treasury Bonds	1,102,000	(15,554)
June 2012	154 Short	30-Year U.S. Treasury Bonds	21,213,500	586,848

The Fund had an average notional amount of $25,798,644 and $22,202,319 in long and short futures contracts, respectively, during the three months ended March 31, 2012.

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 91.39%

Argentina : 0.11%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	35,135	$355,215

Australia : 0.77%
BHP Billiton Limited (Materials, Metals & Mining)	68,209	2,445,344

Bermuda : 3.17%
Cosan Limited Class A (Consumer Staples, Food Products)	320,650	4,761,653
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	67,600	3,380,000
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	1,341,466	1,969,302

		10,110,955

Canada : 3.57%
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	164,538	5,913,496
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	101,453	5,447,012

		11,360,508

Cayman Islands : 1.34%
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	10,113,103	4,271,556

Channel Islands : 1.23%
Amdocs Limited (Information Technology, IT Services)†	124,036	3,917,053

China : 1.66%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	5,898,000	3,805,137
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components)«†	368,793	1,475,172

		5,280,309

Denmark : 1.36%
A.P. Moller-Maersk AS Class B (Industrials, Marine)	562	4,339,271

Finland : 1.32%
Metso Oyj (Industrials, Machinery)«	98,532	4,211,758

France : 1.56%
Total SA (Energy, Oil, Gas & Consumable Fuels)	97,409	4,967,925

Germany : 12.09%
Allianz AG (Financials, Insurance)	37,975	4,531,409
Bayer AG (Health Care, Pharmaceuticals)	84,713	5,958,655
E.ON AG (Utilities, Electric Utilities)	260,935	6,250,240
Metro AG (Consumer Staples, Food & Staples Retailing)	167,984	6,494,925
SAP AG (Information Technology, Software)	67,298	4,699,589
Siemens AG (Industrials, Industrial Conglomerates)	63,575	6,409,273
Wincor Nixdorf AG (Information Technology, Computers & Peripherals)	84,420	4,153,479

		38,497,570

Hong Kong : 4.82%
China Everbright Limited (Financials, Diversified Financial Services)	2,654,000	4,026,002
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	579,500	6,376,660
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	2,670,000	4,944,222

		15,346,884

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
Italy : 1.52%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	206,895	$4,853,711

Japan : 16.79%
Asahi Glass Company Limited (Industrials, Building Products)	486,000	4,121,928
Canon Incorporated (Information Technology, Office Electronics)	106,700	5,040,437
Capcom Company Limited (Information Technology, Software)«	175,200	4,002,697
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	117,800	4,981,273
Itochu Corporation (Industrials, Trading Companies & Distributors)	348,300	3,799,866
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)«	561,500	2,794,950
Mitsui OSK Lines Limited (Industrials, Marine)	1,348,000	5,862,994
Nintendo Company Limited (Information Technology, Software)	33,700	5,069,047
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)«	471,100	5,014,366
Nitto Denko Corporation (Materials, Chemicals)«	141,845	5,715,272
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	106,700	4,602,138
USS Company Limited (Consumer Discretionary, Specialty Retail)	24,240	2,457,093

		53,462,061

Netherlands : 1.84%
Akzo Nobel NV (Materials, Chemicals)	99,375	5,867,387

Norway : 1.98%
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	231,915	6,295,985

Philippines : 1.02%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	51,520	3,239,874

Russia : 2.89%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	247,060	4,531,080
Sberbank of Russia (Financials, Commercial Banks)	1,441,860	4,657,208

		9,188,288

Singapore : 2.46%
DBS Group Holdings Limited (Financials, Commercial Banks)	498,000	5,617,629
Indofood Agri Resources Limited (Consumer Staples, Food Products)†	1,797,246	2,223,235

		7,840,864

South Korea : 1.35%
Samsung Electronics GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	7,640	4,298,575

Spain : 1.84%
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	358,124	5,867,683

Sweden : 2.23%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	86,663	3,135,996
Volvo AB Class B (Consumer Discretionary, Automobiles)	273,294	3,982,216

		7,118,212

Switzerland : 9.05%
ABB Limited (Industrials, Electrical Equipment)	188,975	3,877,054
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	70,163	4,399,275
Julius Baer Group Limited (Financials, Capital Markets)	128,414	5,183,789
Novartis AG (Health Care, Pharmaceuticals)	107,279	5,937,364
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,494	4,369,953
Zurich Financial Services AG (Financials, Insurance)	18,763	5,042,543

		28,809,978

2

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Taiwan : 1.32%
High Tech Computer Corporation (Information Technology, Communications Equipment)	110,000	$2,225,008
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	130,440	1,993,123

		4,218,131

Thailand : 0.04%
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	72,100	125,036

United Kingdom : 14.06%
BP plc (Energy, Oil, Gas & Consumable Fuels)	874,462	6,469,700
Capita Group plc (Industrials, Commercial Services & Supplies)	430,474	5,043,582
Chemring Group plc (Industrials, Aerospace & Defense)	700,653	4,566,833
Man Group plc (Financials, Capital Markets)	1,222,887	2,636,700
Reckitt Benckiser Group (Consumer Staples, Household Products)	71,680	4,050,663
Smiths Group plc (Industrials, Industrial Conglomerates)	381,208	6,414,492
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	154,483	4,274,545
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	1,337,150	6,373,543
Wolseley plc (Industrials, Trading Companies & Distributors)	129,709	4,946,077

		44,776,135

Total Common Stocks (Cost $291,658,752)		291,066,268

		Yield
Short-Term Investments : 14.73%

Investment Companies : 14.73%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	24,849,858	24,849,858
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	22,062,307	22,062,307

Total Short-Term Investments (Cost $46,912,165)				46,912,165

Total Investments in Securities (Cost $338,570,917)*	106.12%			337,978,433
Other Assets and Liabilities, Net	(6.12)			(19,480,844)

Total Net Assets	100.00%			$318,497,589

«	All or a portion of this security is on loan.
†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $339,868,107 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,292,469
Gross unrealized depreciation	(9,182,143)

Net unrealized depreciation	$(1,889,674)

3

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT International Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$286,767,693	$4,298,575	$0	$291,066,268
Short-term investments
Investment companies	24,849,858	22,062,307	0	46,912,165

	$311,617,551	$26,360,882	$0	$337,978,433

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(88,334)	$0	$(88,334)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended March 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At March 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at March 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
04/11/2012	State Street Bank	1,070,000 EUR	$1,427,107	$1,420,703	$6,404
04/11/2012	State Street Bank	1,390,000 GBP	2,223,191	2,180,952	42,239

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at March 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
04/11/2012	State Street Bank	1,070,000 EUR	$1,427,107	$1,366,230	$(60,877)
04/11/2012	State Street Bank	1,390,000 GBP	2,223,191	2,147,091	(76,100)

The Fund had average contract amounts of $1,797,428 and $3,493,018 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended March 31, 2012.

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.04%

Consumer Discretionary : 8.04%

Media : 2.72%
Time Warner Incorporated	36,500	$1,377,875

Multiline Retail : 2.20%
Nordstrom Incorporated «	20,000	1,114,400

Specialty Retail : 3.12%
Home Depot Incorporated «	31,500	1,584,765

Consumer Staples : 13.34%

Beverages : 5.08%
Diageo plc ADR	15,000	1,447,500
PepsiCo Incorporated	17,000	1,127,950

		2,575,450

Food & Staples Retailing : 1.43%
Safeway Incorporated «	36,000	727,560

Food Products : 6.83%
H.J. Heinz Company «	21,300	1,140,615
The Hershey Company	21,500	1,318,595
Unilever NV	29,500	1,003,885

		3,463,095

Energy : 6.04%

Energy Equipment & Services : 1.45%
Schlumberger Limited	10,500	734,265

Oil, Gas & Consumable Fuels : 4.59%
Hess Corporation	24,500	1,444,275
QEP Resources Incorporated	29,000	884,500

		2,328,775

Financials : 15.64%

Capital Markets : 6.88%
Charles Schwab Corporation «	78,500	1,128,045
Franklin Resources Incorporated	8,700	1,079,061
Northern Trust Corporation «	27,000	1,281,150

		3,488,256

Commercial Banks : 6.18%
M&T Bank Corporation «	12,500	1,086,000
SunTrust Banks Incorporated	38,000	918,460
Zions Bancorporation «	52,500	1,126,650

		3,131,110

Diversified Financial Services : 2.58%
JPMorgan Chase & Company	28,500	1,310,430

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

Security Name	Shares	Value
Health Care : 10.98%

Health Care Equipment & Supplies : 2.45%
Baxter International Incorporated	20,800	$1,243,424

Health Care Providers & Services : 1.89%
CIGNA Corporation	19,500	960,375

Pharmaceuticals : 6.64%
Abbott Laboratories	23,800	1,458,702
Eli Lilly & Company	26,000	1,047,020
Hospira Incorporated †	23,000	859,970

		3,365,692

Industrials : 12.15%

Aerospace & Defense : 5.79%
Boeing Company	15,800	1,175,046
Huntington Ingalls Industries Incorporated «†	13,000	523,120
Northrop Grumman Corporation	20,300	1,239,924

		2,938,090

Air Freight & Logistics : 2.07%
United Parcel Service Incorporated Class B	13,000	1,049,360

Machinery : 4.29%
Deere & Company	13,000	1,051,700
SPX Corporation	14,500	1,124,185

		2,175,885

Information Technology : 21.81%

Communications Equipment : 2.55%
QUALCOMM Incorporated	19,000	1,292,380

Computers & Peripherals : 6.25%
Apple Incorporated †	2,500	1,498,675
EMC Corporation «†	55,900	1,670,292

		3,168,967

Internet Software & Services : 2.66%
eBay Incorporated †	36,500	1,346,485

IT Services : 3.00%
International Business Machines Corporation	7,300	1,523,145

Semiconductors & Semiconductor Equipment : 2.12%
Texas Instruments Incorporated	32,000	1,075,520

Software : 5.23%
Intuit Incorporated	23,300	1,401,029
Oracle Corporation	43,000	1,253,880

		2,654,909

Materials : 2.19%

Chemicals : 2.19%
Dow Chemical Company	32,000	1,108,480

2

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name			Shares	Value
Telecommunication Services : 1.96%

Wireless Telecommunication Services : 1.96%
Vodafone Group plc ADR			35,900	$993,353

Utilities : 3.89%

Electric Utilities : 2.41%
Nextera Energy Incorporated «			20,000	1,221,600

Gas Utilities : 1.48%
Questar Corporation			39,000	751,140

Total Common Stocks (Cost $39,376,325)				48,704,786

			Principal
Other : 0.05%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)			$32,393	9,070
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)±144A			35,842	15,054

Total Other (Cost $9,878)				24,124

		Yield	Shares
Short-Term Investments : 20.66%

Investment Companies : 20.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	2,691,790	2,691,790
Wells Fargo Securities Lending Cash Investments LLC (v)(l)(u)(r)		0.18	7,785,541	7,785,541

Total Short-Term Investments (Cost $10,477,331)				10,477,331

Total Investments in Securities (Cost $49,863,534)*	116.75%			59,206,241
Other Assets and Liabilities, Net	(16.75)		(8,492,529)

Total Net Assets	100.00%		$50.713.712

«	All or a portion of this security is on loan.
†	Non-income earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $49,928,028 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,019,911
Gross unrealized depreciation	(741,698)

Net unrealized appreciation	$9,278,213

3

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$48,704,786	$0	$0	$48,704,786

Other	0	0	24,124	24,124

Short-term investments
Investment companies	2,691,790	7,785,541	0	10,477,331

	$51,396,576	$7,785,541	$24,124	$59,206,241

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.33%

Consumer Discretionary : 15.82%

Auto Components : 1.64%
BorgWarner Incorporated «†	24,900	$2,100,066

Hotels, Restaurants & Leisure : 1.66%
Starbucks Corporation	37,922	2,119,461

Internet & Catalog Retail : 3.81%
Amazon.com Incorporated †	10,200	2,065,602
Priceline.com Incorporated †	3,900	2,798,250

		4,863,852

Media : 3.15%
CBS Corporation Class B	51,200	1,736,192
Discovery Communications Incorporated †	48,700	2,283,056

		4,019,248

Multiline Retail : 2.47%
Dollar General Corporation †	50,770	2,345,574
JCPenney Company Incorporated «	23,000	814,890

		3,160,464

Textiles, Apparel & Luxury Goods : 3.09%
Deckers Outdoor Corporation «†	14,131	890,960
lululemon athletica incorporated †	17,300	1,291,964
Ralph Lauren Corporation	10,100	1,760,733

		3,943,657

Consumer Staples : 4.80%

Beverages : 1.23%
Monster Beverage Corporation †	25,300	1,570,877

Food & Staples Retailing : 1.22%
Whole Foods Market Incorporated	18,700	1,555,840

Food Products : 1.10%
Mead Johnson & Company	17,000	1,402,160

Personal Products : 1.25%
Estée Lauder Companies Incorporated Class A	25,900	1,604,246

Energy : 10.64%

Energy Equipment & Services : 4.52%
Cameron International Corporation †	32,000	1,690,560
Ensco International plc ADR	21,500	1,137,995
Oil States International Incorporated †	18,100	1,412,886
Schlumberger Limited	21,900	1,531,467

		5,772,908

Oil, Gas & Consumable Fuels : 6.12%
Cabot Oil & Gas Corporation	30,600	953,802
Concho Resources Incorporated †	18,144	1,852,140
Exxon Mobil Corporation	23,100	2,003,463
Pioneer Natural Resources Company	17,900	1,997,461

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Company †	23,700	$1,010,805

		7,817,671

Financials : 5.76%

Consumer Finance : 4.79%
Capital One Financial Corporation	23,445	1,306,824
MasterCard Incorporated	4,900	2,060,646
Visa Incorporated Class A	23,300	2,749,400

		6,116,870

Real Estate Management & Development : 0.97%
CBRE Group Incorporated †	62,200	1,241,512

Health Care : 13.87%

Biotechnology : 4.14%
Alexion Pharmaceuticals Incorporated †	24,792	2,302,185
BioMarin Pharmaceutical Incorporated «†	36,430	1,247,728
Gilead Sciences Incorporated †	35,700	1,743,945

		5,293,858

Health Care Equipment & Supplies : 2.73%
Alere Incorporated †	47,419	1,233,368
Edwards Lifesciences Corporation †	6,322	459,799
Intuitive Surgical Incorporated †	3,300	1,787,775
		3,480,942

Health Care Providers & Services : 1.32%
Humana Incorporated	18,200	1,683,136

Health Care Technology : 1.42%
Cerner Corporation †	23,900	1,820,224

Life Sciences Tools & Services : 0.77%
Bruker Corporation †	64,000	979,840

Pharmaceuticals : 3.49%
Abbott Laboratories	23,300	1,428,057
Bristol-Myers Squibb Company	36,900	1,245,375
Shire plc ADR	18,800	1,781,300

		4,454,732

Industrials : 13.53%

Aerospace & Defense : 3.59%
Precision Castparts Corporation «	11,700	2,022,930
TransDigm Group Incorporated †	22,100	2,558,296

		4,581,226

Electrical Equipment : 0.89%
Rockwell Automation Incorporated	14,300	1,139,710

Machinery : 2.82%
Chart Industries Incorporated «†	18,100	1,327,273
Cummins Incorporated «	13,664	1,640,227

2

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Gardner Denver Incorporated	10,000	$630,200

		3,597,700

Marine : 1.20%
Kirby Corporation †	23,400	1,539,486

Road & Rail : 2.84%
Hertz Global Holdings Incorporated «†	86,600	1,302,464
Kansas City Southern «	32,400	2,322,756

		3,625,220

Trading Companies & Distributors : 2.19%
W.W. Grainger Incorporated	4,287	920,890
WESCO International Incorporated «†	28,800	1,880,928

		2,801,818

Information Technology : 28.10%

Communications Equipment : 1.59%
QUALCOMM Incorporated	29,900	2,033,798

Computers & Peripherals : 9.25%
Apple Incorporated †	18,100	10,850,407
EMC Corporation †	32,200	962,136

		11,812,543

Internet Software & Services : 4.26%
eBay Incorporated †	62,400	2,301,936
ExactTarget Incorporated †	5,859	152,334
F5 Networks Incorporated †	12,000	1,619,520
MercadoLibre Incorporated	13,900	1,359,281

		5,433,071

IT Services : 3.37%
Cognizant Technology Solutions Corporation Class A †	28,200	2,169,990
Gartner Incorporated †	50,019	2,132,810

		4,302,800

Semiconductors & Semiconductor Equipment : 2.43%
ARM Holdings plc ADR	47,000	1,329,630
Avago Technologies Limited	45,500	1,773,133

		3,102,763

Software : 7.20%
Autodesk Incorporated †	44,500	1,883,240
BroadSoft Incorporated «†	34,000	1,300,500
Check Point Software Technologies Limited †	21,777	1,390,244
Citrix Systems Incorporated †	20,800	1,641,328
CommVault Systems Incorporated †	1,291	63,348
Qlik Technologies Incorporated †	38,975	1,247,200
TIBCO Software Incorporated †	54,900	1,674,450

		9,200,310

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Security Name			Shares	Value
Materials : 4.13%

Chemicals : 4.13%
Airgas Incorporated			29,900	$2,660,203
Monsanto Company			32,700	2,608,152

				5,268,355

Telecommunication Services : 1.68%

Wireless Telecommunication Services : 1.68%
SBA Communications Corporation Class A †			42,235	2,145,960

Total Common Stocks (Cost $95,006,392)				125,586,324

			Principal
Other : 0.11%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$185,476	51,933
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)144A±			205,224	86,194

Total Other (Cost $56,558)				138,127

		Yield	Shares
Short-Term Investments : 11.29%

Investment Companies : 11.29%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	2,645,729	2,645,729
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.18	11,777,340	11,777,340

Total Short-Term Investments (Cost $14,423,069)				14,423,069

Total Investments in Securities (Cost $109,486,019)*	109.73%			140,147,520
Other Assets and Liabilities, Net	(9.73)			(12,421,840)

Total Net Assets	100.00%			$127,725,680

«	All or a portion of this security is on loan.
†	Non-income earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $109,729,408 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,870,484
Gross unrealized depreciation	(1,452,372)

Net unrealized appreciation	$30,418,112

4

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$125,586,324	$0	$0	$125,586,324
Other	0	0	138,127	138,127
Short-term investments
Investment companies	2,645,729	11,777,340	0	14,423,069

	$128,232,053	$11,777,340	$138,127	$140,147,520

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.62%

Consumer Discretionary : 19.17%

Auto Components : 1.15%
Johnson Controls Incorporated	93,559	$3,038,796

Diversified Consumer Services : 1.11%
K12 Incorporated †	124,513	2,942,242

Hotels, Restaurants & Leisure : 1.15%
Carnival Corporation	94,788	3,040,799

Household Durables : 2.08%
Tempur-Pedic International Incorporated †«	16,619	1,403,142
Whirlpool Corporation «	53,346	4,100,174

		5,503,316

Internet & Catalog Retail : 1.14%
Liberty Interactive Corporation Series A †	158,871	3,032,847

Media : 6.07%
Cablevision Systems Corporation New York Group Class A	177,319	2,603,043
Comcast Corporation Class A	112,748	3,327,193
Discovery Communications Incorporated †	73,405	3,441,226
Liberty Global Incorporated Class A †	64,618	3,236,069
Omnicom Group Incorporated «	68,116	3,450,075

		16,057,606

Multiline Retail : 3.61%
Family Dollar Stores Incorporated	27,372	1,732,100
Kohl’s Corporation	82,164	4,110,665
Nordstrom Incorporated	66,530	3,707,052

		9,549,817

Specialty Retail : 2.86%
Abercrombie & Fitch Company Class A	58,998	2,926,891
Best Buy Company Incorporated «	114,811	2,718,724
Express Incorporated †	76,765	1,917,590

		7,563,205

Consumer Staples : 4.04%

Food & Staples Retailing : 1.45%
Kroger Company	158,771	3,847,021

Food Products : 1.24%
General Mills Incorporated	82,767	3,265,158

Household Products : 1.35%
Church & Dwight Company Incorporated	72,536	3,568,046

Energy : 9.67%
Energy Equipment & Services : 4.56%
McDermott International Incorporated †	134,283	1,720,165
National Oilwell Varco Incorporated	53,473	4,249,499
Superior Energy Services Incorporated †	119,302	3,144,801

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

Security Name	Shares	Value
Energy Equipment & Services (continued)
Weatherford International Limited †	194,586	$2,936,303

		12,050,768

Oil, Gas & Consumable Fuels : 5.11%
Apache Corporation	18,225	1,830,519
Cabot Oil & Gas Corporation	89,409	2,786,879
Newfield Exploration Company †	89,879	3,117,004
Peabody Energy Corporation	93,349	2,703,387
Southwestern Energy Company †	100,817	3,085,000

		13,522,789

Financials : 16.30%

Capital Markets : 2.83%
Invesco Limited	140,897	3,757,723
TD Ameritrade Holding Corporation	189,337	3,737,512

		7,495,235

Commercial Banks : 4.13%
Branch Banking & Trust Corporation «	91,797	2,881,508
City National Corporation «	62,885	3,299,576
Fifth Third Bancorp	338,279	4,752,820

		10,933,904

Consumer Finance : 1.23%
MasterCard Incorporated	7,753	3,260,447

Diversified Financial Services : 0.80%
InterContinental Exchange Incorporated †	15,290	2,101,152

Insurance : 5.01%
ACE Limited †	49,025	3,588,630
Reinsurance Group of America Incorporated	47,089	2,800,383
RenaissanceRe Holdings Limited	48,884	3,701,985
Willis Group Holdings plc	90,324	3,159,534

		13,250,532

REITs : 2.30%
American Tower Corporation	43,225	2,724,040
BioMed Realty Trust Incorporated	177,320	3,365,534

		6,089,574

Health Care : 10.72%

Health Care Equipment & Supplies : 4.15%
C.R. Bard Incorporated	33,864	3,343,054
Covidien plc	78,627	4,299,324
Zimmer Holdings Incorporated	51,912	3,336,903

		10,979,281

Health Care Providers & Services : 2.45%
Health Management Associates Incorporated Class A †	519,735	3,492,619
McKesson Corporation	34,045	2,988,130

		6,480,749

2

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Life Sciences Tools & Services : 4.12%
Covance Incorporated †	77,160	$3,675,131
Thermo Fisher Scientific Incorporated	67,142	3,785,466
Waters Corporation †	37,250	3,451,585

		10,912,182

Industrials : 13.90%

Airlines : 2.05%
Delta Air Lines Incorporated †	363,861	3,605,863
United Continental Holdings Incorporated †«	84,721	1,821,502

		5,427,365

Commercial Services & Supplies : 1.50%
Republic Services Incorporated	130,196	3,978,790

Construction & Engineering : 0.84%
Quanta Services Incorporated †	105,635	2,207,772

Electrical Equipment : 4.31%
AMETEK Incorporated	65,199	3,162,803
Babcock & Wilcox Company †	121,302	3,123,527
Regal-Beloit Corporation	44,263	2,901,440
Rockwell Automation Incorporated	27,838	2,218,689

		11,406,459

Machinery : 1.15%
Dover Corporation	48,414	3,047,177

Professional Services : 1.34%
Manpower Incorporated	74,555	3,531,670

Road & Rail : 2.71%
Hertz Global Holdings Incorporated †«	249,296	3,749,412
J.B. Hunt Transport Services Incorporated «	62,940	3,422,048

		7,171,460

Information Technology : 16.59%

Communications Equipment : 1.17%
Polycom Incorporated †	162,606	3,100,896

Computers & Peripherals : 1.55%
NetApp Incorporated †	91,786	4,109,259

Electronic Equipment, Instruments & Components : 1.57%
Agilent Technologies Incorporated	10,366	461,391
Amphenol Corporation Class A	61,623	3,683,207

		4,144,598

Internet Software & Services : 1.11%
Equinix Incorporated †	18,710	2,945,890

IT Services : 3.31%
Alliance Data Systems Corporation †«	21,416	2,697,559
Cognizant Technology Solutions Corporation Class A †	40,318	3,102,470
Global Payments Incorporated	62,344	2,959,470

		8,759,499

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment : 5.04%
Altera Corporation			75,454	$3,004,578
ARM Holdings plc			304,393	2,882,311
Avago Technologies Limited			94,327	3,675,923
ON Semiconductor Corporation †			417,087	3,757,954

				13,320,766

Software : 2.84%
Autodesk Incorporated †			90,773	3,841,513
Red Hat Incorporated †			61,172	3,663,591

				7,505,104

Materials : 7.23%

Chemicals : 1.86%
Praxair Incorporated			42,991	4,928,488

Containers & Packaging : 4.18%
Bemis Company Incorporated			119,754	3,866,857
Crown Holdings Incorporated †			90,968	3,350,351
Owens-Illinois Incorporated †			164,416	3,837,469

				11,054,677

Metals & Mining : 1.19%
Agnico-Eagle Mines Limited			48,040	1,603,575
Royal Gold Incorporated			23,876	1,557,192

				3,160,767

Total Common Stocks (Cost $222,403,256)				258,286,103

			Principal
Other : 0.56%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,977,880	553,806
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±			2,188,468	919,157

Total Other (Cost $603,129)				1,472,963

		Yield	Shares
Short-Term Investments : 9.50%

Investment Companies : 9.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	8,100,936	8,100,936
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.18	17,036,667	17,036,667

Total Short-Term Investments (Cost $25,137,603)				25,137,603

Total Investments in Securities (Cost $248,143,988)*	107.68%			284,896,669
Other Assets and Liabilities, Net	(7.68)			(20,314,031)

Total Net Assets	100.00%			$264,582,638

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security

4

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $252,051,916 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,834,883
Gross unrealized depreciation	(6,990,130)

Net unrealized appreciation	$32,844,753

5

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Opportunity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$258,286,103	$0	$0	$258,286,103
Other	0	0	1,472,963	1,472,963
Short-term investments
Investment companies	8,100,936	17,036,667	0	25,137,603

	$266,387,039	$17,036,667	$1,472,963	$284,896,669

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.60%

Consumer Discretionary : 19.68%

Hotels, Restaurants & Leisure : 6.38%
BJ’s Restaurants Incorporated «†	108,680	$5,472,038
Bravo Brio Restaurant Group Incorporated †	66,066	1,318,677
Life Time Fitness Incorporated «†	107,900	5,456,503
Scientific Games Corporation Class A †	152,600	1,779,316
Shuffle Master Incorporated †	130,742	2,301,059

		16,327,593

Household Durables : 0.60%
SodaStream International Limited «†	45,700	1,539,176

Internet & Catalog Retail : 3.18%
CafePress Incorporated †	60,463	1,157,866
HomeAway Incorporated «†	127,001	3,222,015
Shutterfly Incorporated †	120,453	3,773,792

		8,153,673

Media : 0.55%
IMAX Corporation †	57,700	1,410,188

Specialty Retail : 6.39%
Asbury Automotive Group Incorporated †	57,700	1,557,900
Hibbett Sports Incorporated «†	51,200	2,792,960
Mattress Firm Holding Corporation «†	24,948	945,529
Select Comfort Corporation †	55,300	1,791,167
Tractor Supply Company	24,700	2,236,832
Ulta Salon Cosmetics & Fragrance Incorporated	45,500	4,226,495
Vitamin Shoppe Incorporated †	63,700	2,816,177

		16,367,060

Textiles, Apparel & Luxury Goods : 2.58%
Crocs Incorporated †	40,700	851,444
Vera Bradley Incorporated «†	107,493	3,245,214
Warnaco Group Incorporated «†	43,000	2,511,200

		6,607,858

Consumer Staples : 1.83%

Food & Staples Retailing : 1.83%
Fresh Market Incorporated †	76,400	3,663,380
United Natural Foods Incorporated †	22,100	1,031,186

		4,694,566

Energy : 5.74%

Oil, Gas & Consumable Fuels : 5.74%
Approach Resources Incorporated †	108,900	4,023,855
Carrizo Oil & Gas Incorporated «†	67,756	1,914,785
Kodiak Oil & Gas Corporation «†	90,400	900,384
Laredo Petroleum Holdings Incorporated	86,459	2,026,599
Northern Oil & Gas Incorporated «†	152,200	3,156,628

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Incorporated †	87,300	$2,691,459

		14,713,710

Financials : 2.02%

Capital Markets : 2.02%
Financial Engines Incorporated «†	231,800	5,183,048

Health Care : 21.92%

Biotechnology : 1.03%
Cepheid Incorporated «†	39,100	1,635,553
Exact Sciences Corporation «†	88,520	987,883

		2,623,436

Health Care Equipment & Supplies : 10.17%
Align Technology Incorporated «†	146,100	4,025,055
DexCom Incorporated «†	118,800	1,239,084
Endologix Incorporated †	346,700	5,079,155
Masimo Corporation «†	70,040	1,637,535
NxStage Medical Incorporated †	273,020	5,261,095
Volcano Corporation †	175,100	4,964,085
Zoll Medical Corporation †	41,400	3,834,882

		26,040,891

Health Care Providers & Services : 5.34%
Catalyst Health Solutions Incorporated †	42,937	2,736,375
Centene Corporation †	99,200	4,857,824
HMS Holdings Corporation «†	195,250	6,093,753

		13,687,952

Health Care Technology : 0.82%
Merge Healthcare Incorporated †	71,215	416,608
SXC Health Solutions Corporation †	22,540	1,689,598

		2,106,206

Pharmaceuticals : 4.56%
Akorn Incorporated «†	587,915	6,878,606
Impax Laboratories Incorporated «†	92,200	2,266,276
Jazz Pharmaceuticals plc †	52,300	2,534,981

		11,679,863

Industrials : 13.93%

Commercial Services & Supplies : 2.51%
InnerWorkings Incorporated †	234,989	2,737,622
On Assignment Incorporated †	211,681	3,698,067

		6,435,689

Electrical Equipment : 0.48%
Polypore International Incorporated «†	34,700	1,220,052

Machinery : 5.47%
Chart Industries Incorporated «†	76,392	5,601,825
Colfax Corporation †	70,600	2,487,944
Rexnord Corporation	16,569	349,606

2

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Robbins & Myers Incorporated	50,900	$2,649,345
The Middleby Corporation «†	28,999	2,934,119

		14,022,839

Professional Services : 0.71%
Mistras Group Incorporated †	76,168	1,814,322

Road & Rail : 1.45%
Genesee & Wyoming Incorporated †	54,500	2,974,610
Greenbrier Companies Incorporated «†	37,200	736,188

		3,710,798

Trading Companies & Distributors : 3.31%
DXP Enterprises Incorporated †	70,897	3,083,311
Titan Machinery Incorporated †	191,073	5,388,259

		8,471,570

Information Technology : 33.48%

Communications Equipment : 2.19%
Aruba Networks Incorporated «†	117,800	2,624,584
Ixia †	238,111	2,974,006

		5,598,590

Electronic Equipment, Instruments & Components : 1.68%
Maxwell Technologies Incorporated «†	114,000	2,089,620
OSI Systems Incorporated †	36,300	2,225,190

		4,314,810

Internet Software & Services : 7.81%
Brightcove Incorporated †	86,579	2,147,159
Envestnet Incorporated †	235,500	2,948,460
Liquidity Services Incorporated †	35,400	1,585,920
LivePerson Incorporated †	110,700	1,856,439
LogMeIn Incorporated «†	124,700	4,393,181
Mercadolibre Incorporated «	38,500	3,764,915
SciQuest Incorporated †	216,554	3,300,283

		19,996,357

IT Services : 5.28%
Gartner Incorporated †	41,494	1,769,304
MarketAxess Holdings Incorporated	78,178	2,915,258
ServiceSource International Incorporated «†	130,300	2,017,044
Wright Express Corporation †	105,494	6,828,627

		13,530,233

Semiconductors & Semiconductor Equipment : 2.67%
Cavium Incorporated †	56,100	1,735,734
Entegris Incorporated †	245,800	2,295,772
EZchip Semiconductor Limited †	65,000	2,816,450

		6,847,956

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Security Name			Shares	Value
Software : 13.85%
Allot Communications Limited †			118,294	$2,750,336
Broadsoft Incorporated «†			123,176	4,711,482
ClickSoftware Technologies Limited			26,000	329,680
Fortinet Incorporated †			140,200	3,876,530
Imperva Incorporated †			8,336	326,354
Kenexa Corporation †			47,361	1,479,558
Mitek Systems Incorporated «†			73,200	849,120
PROS Holdings Incorporated †			58,827	1,100,065
Qlik Technologies Incorporated †			69,300	2,217,600
Solarwinds Incorporated †			99,900	3,861,135
Synchronoss Technologies Incorporated †			174,758	5,578,275
Taleo Corporation Class A †			44,573	2,047,238
Tangoe Incorporated †			134,760	2,534,836
Ultimate Software Group Incorporated †			52,100	3,817,887

				35,480,096

Total Common Stocks (Cost $211,661,812)				252,578,532

			Principal
Other : 0.25%
Gryphon Funding Limited Pass-Through Entity (a)i(v)			$855,457	239,528
VFNC Corporation Pass-Through Entity, 0.24% (a)i(v)144A±			946,539	397,546

Total Other (Cost $260,861)				637,074

		Yield	Shares
Short-Term Investments : 30.58%

Investment Companies : 30.58%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	3,638,717	3,638,717
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.18	74,695,396	74,695,396

Total Short-Term Investments (Cost $78,334,113)				78,334,113

Total Investments in Securities (Cost $290,256,786)	129.43%			331,549,719
Other Assets and Liabilities, Net	(29.43)			(75,382,341)

Total Net Assets	100.00%			$256,167,378

«	All or a portion of this security is on loan.
†	Non-income earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
i	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $292,258,270 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,617,152
Gross unrealized depreciation	(7,325,703)

Net unrealized appreciation	$39,291,449

4

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$252,578,532	$0	$0	$252,578,532
Other	0	0	637,074	637,074
Short-term investments
Investment companies	3,638,717	74,695,396	0	78,334,113

	$256,217,249	$74,695,396	$637,074	$331,549,719

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 94.59%

Consumer Discretionary : 6.56%

Automobiles : 0.07%
Winnebago Industries Incorporated †	4,100	$40,180

Diversified Consumer Services : 0.68%
Cambium Learning Group Incorporated †	22,100	58,565
Corinthian Colleges Incorporated †	81,600	337,824

		396,389

Hotels, Restaurants & Leisure : 1.96%
Denny’s Corporation †	51,400	207,656
Scientific Games Corporation Class A †	37,400	436,084
The Wendy’s Company	99,700	499,497

		1,143,237

Household Durables : 0.79%
Cavco Industries Incorporated †	7,400	344,692
KB Home Incorporated	1,200	10,680
Skyline Corporation	14,000	107,100

		462,472

Internet & Catalog Retail : 0.07%
dELiA*s Incorporated †	30,450	42,630

Media : 0.55%
Discovery Communications Incorporated †	6,800	318,784

Multiline Retail : 0.22%
Saks Incorporated †	11,000	127,710

Specialty Retail : 2.22%
Collective Brands Incorporated †	31,000	609,460
GameStop Corporation Class A	9,600	209,664
rue21 Incorporated †	5,400	158,436
Talbots Incorporated †	48,000	145,440
Vitamin Shoppe Incorporated †	4,000	176,840

		1,299,840

Consumer Staples : 0.74%

Personal Products : 0.74%
Prestige Brands Holdings Incorporated †	24,700	431,756

Energy : 22.63%

Energy Equipment & Services : 8.19%
Ensco International plc ADR	2,800	148,204
Helix Energy Solutions Group Incorporated †	19,600	348,880
Helmerich & Payne Incorporated	11,100	598,845
ION Geophysical Corporation †	107,600	694,020
Key Energy Services Incorporated †	35,200	543,840
Newpark Resources Incorporated †	117,700	963,963
Oceaneering International Incorporated	13,000	700,570
Parker Drilling Company †	36,900	220,293
PHI Incorporated (non-voting) †	13,000	300,950
PHI Incorporated (voting) †	2,400	53,664

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Energy Equipment & Services (continued)
Vantage Drilling Company †	59,700	$95,520
Willbros Group Incorporated †	37,300	120,852

		4,789,601

Oil, Gas & Consumable Fuels : 14.44%
Forest Oil Corporation †	15,400	186,648
InterOil Corporation †	75,500	3,881,455
Lone Pine Resources Incorporated †	9,000	58,500
McMoRan Exploration Company †	109,200	1,168,440
Newfield Exploration Company †	4,700	162,996
PetroQuest Energy Incorporated †	7,300	44,822
Pioneer Natural Resources Company	1,900	212,021
Plains Exploration & Product Company †	3,200	136,480
Range Resources Corporation	27,200	1,581,408
Trilogy Energy Corporation	38,000	1,004,241

		8,437,011

Financials : 17.21%

Commercial Banks : 3.31%
Ameris Bancorp †	7,600	99,864
Associated Banc-Corporation	8,000	111,680
Bancorp Incorporated †	21,300	213,852
BBCN Bancorp Incorporated †	18,188	202,432
CenterState Banks Incorporated	19,200	156,672
City National Corporation	5,300	278,091
First Horizon National Corporation	17,900	185,802
IBERIABANK Corporation	5,700	304,779
NBH Holdings Corporation †144A(a)	12,400	201,500
Park Sterling Corporation †	15,600	74,880
Sandy Spring Bancorp Incorporated	3,680	66,866
Western Liberty Bancorp †	13,700	39,319

		1,935,737

Insurance : 2.91%
Argo Group International Holdings Limited	32,300	964,801
Hilltop Holdings Incorporated †	29,800	250,022
Mercury General Corporation	6,700	293,058
OneBeacon Insurance Group Limited	12,400	191,084

		1,698,965

REITs : 10.47%
Anworth Mortgage Asset Corporation	39,900	262,542
Capstead Mortgage Corporation	53,900	706,629
Chimera Investment Corporation	639,400	1,809,502
Crexus Investment Corporation	69,300	716,562
Hatteras Financial Corporation	14,500	404,550
Invesco Mortgage Capital Incorporated	43,700	771,305
MFA Mortgage Investments Incorporated	79,000	590,130
Redwood Trust Incorporated	32,200	360,640
Sun Communities Incorporated	11,500	498,295

		6,120,155

Thrifts & Mortgage Finance : 0.52%
First Niagara Financial Group Incorporated	23,400	230,256
Northwest Bancshares Incorporated	5,700	72,390

		302,646

2

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care : 8.19%

Health Care Equipment & Supplies : 4.21%
Gen-Probe Incorporated †	4,400	$292,204
Hill-Rom Holdings Incorporated	3,500	116,935
Hologic Incorporated †	11,000	237,050
Invacare Corporation	4,000	66,280
Orasure Technologies Incorporated †	97,300	1,117,977
Symmetry Medical Incorporated †	19,000	134,330
Thoratec Corporation †	8,000	269,680
Varian Medical Systems Incorporated †	3,300	227,568

		2,462,024

Health Care Providers & Services : 1.92%
Amedisys Incorporated †	19,300	279,078
Community Health Systems Incorporated †	8,500	189,040
Cross Country Healthcare Incorporated †	41,137	206,096
Gentiva Health Services Incorporated †	37,900	331,246
Healthways Incorporated †	16,100	118,496

		1,123,956

Health Care Technology : 0.78%
Allscripts Healthcare Solutions Incorporated †	17,100	283,860
Medidata Solutions Incorporated †	6,400	170,496

		454,356

Life Sciences Tools & Services : 1.28%
Accelrys Incorporated †	27,800	221,844
Nordion Incorporated	23,700	230,364
Parexel International Corporation †	10,900	293,973

		746,181

Industrials : 13.99%

Airlines : 5.00%
Alaska Air Group Incorporated †	18,800	673,416
Delta Air Lines Incorporated †	81,300	805,683
Lan Airlines SA ADR	4,200	122,178
United Continental Holdings Incorporated †	61,300	1,317,950

		2,919,227

Building Products : 0.39%
Webco Industries Incorporated †(a)(i)	1,850	225,700

Commercial Services & Supplies : 4.23%
ABM Industries Incorporated	30,600	743,580
ACCO Brands Corporation †	21,830	270,910
GEO Group Incorporated †	45,600	866,856
Healthcare Services Group	14,900	316,923
Kforce Incorporated †	8,700	129,630
Verisk Analytics Incorporated Class A †	3,100	145,607

		2,473,506

Construction & Engineering : 3.05%
Chicago Bridge & Iron Company NV	36,000	1,554,840

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Construction & Engineering (continued)
Primoris Services Corporation	14,200	$228,052

		1,782,892

Electrical Equipment : 0.65%
GrafTech International Limited †	31,900	380,886

Professional Services : 0.28%
Hill International Incorporated †	41,700	163,881

Road & Rail : 0.13%
Covenant Transport Incorporated Class A †	23,700	75,840

Trading Companies & Distributors : 0.26%
Applied Industrial Technologies Incorporated	3,700	152,181

Information Technology : 8.89%

Communications Equipment : 1.38%
Brocade Communications Systems Incorporated †	62,900	361,675
China GrenTech Corporation Limited ADR †	35,600	110,004
Harmonic Incorporated †	49,500	270,765
MRV Communications Incorporated	58,600	61,530

		803,974

Computers & Peripherals : 2.06%
Cray Incorporated †	65,300	477,996
Intermec Incorporated †	55,300	427,469
Quantum Corporation †	115,100	301,562

		1,207,027

Electronic Equipment, Instruments & Components : 4.46%
Checkpoint Systems Incorporated †	16,500	186,120
Cognex Corporation	11,800	499,848
Coherent Incorporated †	14,800	863,284
OSI Systems Incorporated †	12,580	771,154
Power One Incorporated †	63,600	289,380

		2,609,786

Internet Software & Services : 0.45%
Monster Worldwide Incorporated †	27,000	263,250

Office Electronics : 0.22%
Zebra Technologies Corporation †	3,100	127,658

Software : 0.32%
Informatica Corporation †	3,500	185,150

Materials : 15.34%
Chemicals : 0.48%
Calgon Carbon Corporation †	18,200	284,102

Containers & Packaging : 0.95%
Intertape Polymer Group Incorporated †	119,700	556,605

Metals & Mining : 13.49%
Agnico-Eagle Mines Limited	22,100	737,698
Carpenter Technology Corporation	15,200	793,896
Eldorado Gold Corporation	23,000	316,020

4

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name			Shares	Value
Metals & Mining (continued)
Great Basin Gold Limited †			113,800	$77,589
Harry Winston Diamond Corporation †			7,900	116,051
Petaquilla Minerals Limited †			23,600	10,620
Randgold Resources Limited ADR			39,600	3,484,008
Royal Gold Incorporated			11,800	769,596
Sandstorm Gold Limited †			210,240	396,262
Silver Standard Resources Incorporated †			25,800	388,032
Steel Dynamics Incorporated			37,100	539,434
United States Steel Corporation			8,600	252,582

				7,881,788

Paper & Forest Products : 0.42%
Wausau Paper Corporation			26,200	245,756

Telecommunication Services : 1.04%

Diversified Telecommunication Services : 1.04%
Cincinnati Bell Incorporated †			151,900	610,638

Total Common Stocks (Cost $50,166,669)				55,283,477

Investment Companies : 1.11%
Market Vectors Gold Miners ETF			10,700	530,399
SPDR S&P Regional Banking ETF			4,100	116,727

Total Investment Companies (Cost $629,028)				647,126

		Yield
Short-Term Investments : 3.09%

Investment Companies : 3.09%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	1,803,971	1,803,971

Total Short-Term Investments (Cost $1,803,971)				1,803,971

Total Investments in Securities (Cost $52,599,668)	98.79%			57,734,574
Other Assets and Liabilities, Net	1.21			707,303

Total Net Assets*	100.00%			$58,441,877

†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $53,020,679 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,565,723
Gross unrealized depreciation	(4,851,828)

Net unrealized appreciation	$4,713,895

5

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$54,856,277	$225,700	$201,500	$55,283,477
Investment companies	647,126	0	0	647,126
Short-term investments
Investment companies	1,803,971	0	0	1,803,971

	$57,307,374	$225,700	$201,500	$57,734,574

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

As of March 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	($2,584)	$0	($2,584)

Derivative transactions

During the three months ended March 31, 2012, the Fund entered into written options for economic hedging purposes.

During the three months ended March 31, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	0	$0
Options written	14	4,522
Options expired	0	0
Options closed	0	0
Options exercised	0	0

Options outstanding at March 31, 2012	14	$4,522

Open call options written at March 31, 2012 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Call/ Put	Strike Price	Value
April 2012	Randgold Resources Limited ADR	6	Call	$92.50	$(960)
April 2012	Randgold Resources Limited ADR	4	Call	90.00	(1,020)
May 2012	Carpenter Technology Corporation	2	Call	55.00	(290)
May 2012	Community Health System Incorporated	2	Call	22.00	(314)

As of March 31, 2012, the Fund had outstanding written options with total premiums received that averaged $414 during the three months ended March 31, 2012.

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 42.20%
FHLMC %%	3.00%	05/15/2026	$800,000	$822,656
FHLMC	3.50	01/01/2032	24,864	25,968
FHLMC	3.50	01/01/2032	24,863	25,966
FHLMC	3.50	02/01/2032	78,000	81,462
FHLMC	3.50	03/01/2032	334,000	348,826
FHLMC	3.50	04/01/2032	94,000	98,173
FHLMC	3.50	04/01/2032	48,000	50,131
FHLMC	3.50	04/01/2032	53,000	55,353
FHLMC	4.00	01/01/2032	26,860	28,494
FHLMC	4.00	01/01/2032	44,760	47,482
FHLMC	4.00	02/01/2032	111,000	117,751
FHLMC	4.00	02/01/2032	49,000	51,980
FHLMC	4.00	04/01/2032	127,000	134,724
FHLMC	4.00	02/15/2039	42,873	44,445
FHLMC	4.00	02/15/2040	235,822	244,980
FHLMC (a)	4.00	06/01/2042	1,221,000	1,280,905
FHLMC %%	4.00	04/15/2040	700,000	730,406
FHLMC	4.50	11/15/2038	101,278	105,622
FHLMC	4.50	12/01/2040	324,999	352,529
FHLMC	4.50	08/01/2041	304,000	322,531
FHLMC	4.50	09/01/2041	151,734	160,983
FHLMC	4.50	10/01/2041	595,000	631,270
FHLMC	5.00	09/01/2033	6,477	7,145
FHLMC	5.00	10/01/2033	27,821	30,692
FHLMC	5.00	01/01/2036	605,719	668,235
FHLMC	5.00	08/01/2039	668,604	741,581
FHLMC	5.00	04/01/2041	88,423	98,182
FHLMC	5.00	05/01/2041	83,302	92,236
FHLMC	5.00	07/01/2041	321,000	346,607
FHLMC	5.00	07/01/2041	44,295	48,906
FHLMC	5.00	07/01/2041	213,037	235,218
FHLMC	5.00	08/01/2041	654,000	706,172
FHLMC	5.50	10/01/2039	37,606	41,548
FHLMC ±	5.58	08/01/2039	119,388	129,107
FHLMC ±	5.61	10/01/2038	30,413	32,879
FHLMC ±	5.68	03/01/2036	34,965	37,808
FHLMC ±	5.69	03/01/2036	22,834	24,673
FHLMC ±	5.80	11/01/2036	161,190	174,465
FHLMC ±	5.83	11/01/2037	1,460	1,580
FHLMC ±	5.93	06/01/2036	59,357	64,279
FHLMC ±	5.94	03/01/2037	9,107	9,853
FHLMC ±	5.97	01/01/2037	4,833	5,232
FHLMC ±	5.99	06/01/2038	103,115	111,468
FHLMC	6.00	03/01/2034	38,880	43,510
FHLMC	6.00	02/01/2035	34,003	38,032
FHLMC	6.00	12/01/2035	542,992	607,663
FHLMC	6.00	08/01/2037	54,071	60,460
FHLMC	6.00	08/01/2038	49,375	55,209
FHLMC	6.00	10/01/2038	76,590	85,641
FHLMC ±	6.15	06/01/2037	144,059	156,799
FHLMC Series 2980 Class QA	6.00	05/15/2035	596,573	666,078
FHLMC Series 3529 Class AG	6.50	04/15/2039	363,224	406,624
FHLMC Series 3622 Class WA	5.50	09/15/2039	208,005	226,909
FHLMC Series K003 Class AAVB	4.77	05/25/2018	166,000	186,011
FHLMC Series K005 Class A2	4.32	11/25/2019	127,000	141,059
FHLMC Series T-48 Class 1A3 Preassign 00764 ±	6.28	07/25/2033	2,997	3,375
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	33,788	38,873
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	45,762	52,272
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	47,225	54,073
FNMA ¤	0.00	10/09/2019	355,000	274,427
FNMA %%	2.50	12/25/2026	200,000	202,219
FNMA %%	2.50	12/25/2026	500,000	506,875
FNMA %%	3.00	09/25/2026	600,000	619,781
FNMA %%	3.00	10/25/2026	700,000	721,219
FNMA	3.50	01/01/2032	31,827	33,245

1

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	01/01/2032	$114,316	$119,408
FNMA	3.50	01/01/2032	24,860	25,968
FNMA	3.50	01/01/2032	24,857	25,964
FNMA	3.50	02/01/2032	37,787	39,470
FNMA	3.50	02/01/2032	59,835	62,500
FNMA	3.50	02/01/2032	24,932	26,042
FNMA	3.50	03/01/2032	36,000	37,604
FNMA	3.50	03/01/2032	25,000	26,114
FNMA	3.50	03/01/2032	25,000	26,114
FNMA	3.50	03/01/2032	102,000	106,544
FNMA	3.50	03/01/2032	33,000	34,470
FNMA	3.50	03/01/2032	25,000	26,114
FNMA	3.50	03/01/2032	25,000	26,114
FNMA	3.50	04/01/2032	61,000	63,717
FNMA	3.50	04/01/2032	33,000	34,470
FNMA	3.50	04/01/2032	27,000	28,203
FNMA	3.50	04/01/2032	46,000	48,049
FNMA	3.50	04/01/2032	25,000	26,114
FNMA	3.50	04/01/2032	25,000	26,114
FNMA	3.50	04/01/2032	25,000	26,114
FNMA %%	3.50	07/25/2041	300,000	308,109
FNMA %%	3.50	08/25/2041	300,000	307,219
FNMA	4.00	01/01/2032	41,753	44,307
FNMA	4.00	01/01/2032	39,782	42,216
FNMA	4.00	01/01/2032	24,870	26,392
FNMA	4.00	01/01/2032	29,835	31,660
FNMA	4.00	01/01/2032	24,860	26,381
FNMA	4.00	02/01/2032	24,934	26,459
FNMA	4.00	02/01/2032	33,815	35,884
FNMA	4.00	04/01/2032	82,000	87,017
FNMA %%	4.50	05/25/2039	500,000	531,797
FNMA	4.50	07/01/2041	132,267	141,135
FNMA	4.50	08/01/2041	215,868	232,152
FNMA	4.50	08/01/2041	189,842	204,162
FNMA	4.50	08/01/2041	40,930	43,874
FNMA	4.50	08/01/2041	42,546	45,535
FNMA	4.50	08/01/2041	30,671	32,878
FNMA	4.50	08/01/2041	116,734	124,561
FNMA	4.50	10/01/2041	48,598	51,857
FNMA %%	4.50	06/25/2039	100,000	106,203
FNMA	5.00	02/01/2041	73,809	81,222
FNMA	5.00	03/01/2041	24,644	27,367
FNMA	5.00	05/01/2041	108,478	120,464
FNMA	5.00	05/01/2041	113,404	125,225
FNMA	5.00	06/01/2041	94,972	105,465
FNMA	5.00	06/01/2041	128,877	142,311
FNMA	5.00	06/01/2041	84,927	94,045
FNMA	5.00	06/01/2041	65,328	72,342
FNMA	5.00	07/01/2041	24,583	27,222
FNMA	5.00	07/01/2041	1,112,542	1,236,929
FNMA	5.00	08/01/2041	109,303	121,380
FNMA	5.00	08/01/2041	66,222	73,125
FNMA	5.00	08/01/2041	64,354	71,264
FNMA	5.00	08/01/2041	235,823	261,877
FNMA	5.00	08/01/2041	64,054	71,216
FNMA	5.00	09/01/2041	176,166	194,528
FNMA	5.00	09/01/2041	154,079	170,621
FNMA	5.00	09/01/2041	77,384	83,811
FNMA %%	5.00	10/25/2036	1,200,000	1,296,375
FNMA ±	5.47	02/01/2039	56,542	61,159
FNMA ±	5.49	01/01/2036	128,777	138,149
FNMA	5.50	09/01/2034	53,704	58,485
FNMA	5.50	12/01/2035	115,767	128,126
FNMA	5.50	04/01/2036	49,544	54,059
FNMA	5.50	01/01/2038	252,366	279,308

2

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	01/15/2038	$105,000	$115,842
FNMA	5.50	07/01/2039	51,620	57,582
FNMA	5.50	12/15/2039	595,386	650,500
FNMA	5.50	08/01/2040	121,160	134,095
FNMA ±	5.73	10/01/2037	21,627	23,456
FNMA ±	5.85	09/01/2037	60,574	65,592
FNMA ±	5.87	02/01/2037	36,609	39,639
FNMA ±	5.90	01/01/2037	33,006	35,734
FNMA ±	5.91	07/01/2037	38,826	42,014
FNMA ±	5.91	04/01/2037	47,185	51,054
FNMA ±	5.92	03/01/2037	37,545	40,574
FNMA ±	5.94	01/01/2037	61,857	66,935
FNMA ±	5.97	12/01/2036	28,213	30,560
FNMA ±	5.97	09/01/2037	19,883	21,768
FNMA	6.00	03/01/2034	1,067,113	1,193,094
FNMA	6.00	08/01/2034	94,108	104,678
FNMA	6.00	08/01/2034	45,051	50,329
FNMA	6.00	11/01/2034	71,184	79,179
FNMA	6.00	12/01/2034	288,780	322,614
FNMA	6.00	04/01/2035	21,824	24,381
FNMA	6.00	04/01/2035	448,851	501,440
FNMA	6.00	04/01/2035	220,086	244,806
FNMA	6.00	12/01/2035	175,608	196,182
FNMA	6.00	08/01/2036	241,070	268,147
FNMA	6.00	09/01/2036	332,851	371,849
FNMA	6.00	07/01/2037	440,029	491,677
FNMA	6.00	01/01/2038	44,794	49,399
FNMA	6.00	10/01/2038	232,052	255,904
FNMA	6.00	12/01/2040	69,256	77,370
FNMA %%	6.00	09/25/2035	700,000	769,125
FNMA ±	6.02	10/01/2037	70,134	76,076
FNMA ±	6.06	07/01/2037	21,423	23,262
FNMA ±	6.10	11/01/2037	22,775	24,789
FNMA ±	6.11	09/01/2037	12,194	13,272
FNMA ±	6.27	09/01/2037	199,336	218,320
FNMA ±	6.32	10/01/2036	19,656	21,379
FNMA (a)	6.50	04/25/2042	242,000	269,981
FNMA	7.00	02/25/2042	229,920	260,717
FNMA Series 2002-33 Class A2	7.50	06/25/2032	34,691	39,954
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	85,000	97,173
FNMA Series 2005-5 Class PA	5.00	01/25/2035	62,661	68,942
FNMA Series 2006-56 Class CA	6.00	07/25/2036	32,155	36,100
FNMA Series 2009-105 Class CB	6.00	12/25/2039	261,775	291,309
FNMA Series 2009-11 Class LC	4.50	03/25/2049	159,833	169,738
FNMA Series 2009-30 Class AD	6.50	04/25/2039	234,915	256,967
FNMA Series 2009-30 Class AG	6.50	05/25/2039	435,304	486,250
FNMA Series 2009-66 Class KE	4.00	09/25/2039	207,009	215,282
FNMA Series 2009-93 Class PD	4.50	09/25/2039	87,550	92,876
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	135,000	148,392
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	244,000	266,287
FNMA Series 2010-054 Class EA	4.50	06/25/2040	312,018	333,506
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	100,000	109,511
FNMA Series 2010-M03 Class A3 ±	4.33	03/25/2020	499,000	543,902
FNMA Series 2011 Class 53	4.50	06/25/2041	209,124	220,772
FNMA Series 2011-53 Class TN	4.00	06/25/2041	1,053,204	1,097,231
FNMA Series 2011-78 Class D	4.00	08/25/2041	51,202	53,268
GNMA	3.50	02/20/2041	52,793	54,329
GNMA	3.50	02/20/2041	25,768	26,518
GNMA	3.50	02/20/2041	35,470	36,502
GNMA	3.50	03/20/2041	61,823	63,622
GNMA ±	3.50	05/20/2041	66,994	70,808
GNMA ±	3.50	10/20/2041	62,375	65,944
GNMA %%	3.50	11/20/2041	1,100,000	1,138,500
GNMA	4.50	04/20/2039	88,000	97,413
GNMA	6.00	01/15/2040	507,184	572,681

3

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA II ±	3.00%	08/20/2041	$66,539	$69,689
GNMA II ±	3.00	08/20/2041	95,739	100,320
GNMA II ±	3.00	10/20/2041	74,389	77,948
GNMA II ±	3.00	11/20/2041	48,651	50,954
GNMA II ±	3.00	01/20/2042	150,467	157,402
GNMA II ±	3.50	07/20/2041	198,893	210,195
GNMA II ±	3.50	08/20/2041	64,797	68,479
GNMA Series 2002-95 Class DB	6.00	01/25/2033	140,000	159,742

Total Agency Securities (Cost $37,233,877)				37,763,758

Asset-Backed Securities : 11.93%
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	03/17/2014	97,878	97,920
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.04	02/15/2017	473,000	473,000
American Express Credit Account Master Trust Series 2007-8 Class A ±	0.54	05/15/2015	141,000	141,216
Bank of America Credit Card Trust Series 2008-7 Class A ±	0.94	12/15/2014	69,000	69,136
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	02/25/2014	283,000	283,237
Capital One Multi-Asset Execution Trust Series 2004-A4 Class A4 ±	0.46	03/15/2017	197,000	197,561
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.32	09/15/2015	101,000	101,011
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 ±	0.62	07/15/2015	358,000	357,960
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.77	10/15/2015	326,000	326,660
Chase Issuance Trust Series 2007-A10 Class A10 ±	0.28	06/16/2014	187,000	187,016
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.97	09/15/2015	139,000	142,065
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	2.99	08/15/2018	259,000	272,795
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10/14/2022	260,228	274,086
Discover Card Master Trust Series 2007-3 Class A2 ±	0.29	10/16/2014	284,000	284,007
Discover Card Master Trust Series 2009-A1 Class A1 ±	1.54	12/15/2014	100,000	100,267
Extended Stay America Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	244,755	247,009
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	52,207	52,405
Ford Credit Floorplan Master Trust Series 2009-2 Class A ±	1.79	09/15/2014	271,000	272,865
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.71	01/15/2016	350,000	351,206
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	349,000	352,324
Harley Davidson Motorcycle Trust Series 2011-2 Class A4	1.47	08/15/2017	131,000	131,061
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10/17/2016	116,000	117,687
Nelnet Student Loan Trust Series 2002-2 Class A4CP ±	0.48	09/25/2024	90,390	88,377
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.57	03/23/2037	196,000	176,457
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.58	11/23/2022	509,000	502,676
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.64	10/26/2026	678,000	671,006
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.56	05/27/2025	153,000	141,725
Nelnet Student Loan Trust Series 2007-2A Class A3l ±144A	0.82	03/25/2026	134,000	125,955
Santander Drive Auto Receivable Trust Series 2012-2 Class A3	1.22	12/15/2015	76,000	76,096
SLC Student Loan Trust Series 2010-1 Class A ±	1.35	11/25/2042	115,913	113,598
SLM Student Loan Trust Series 2000-A Class A2 ±	0.74	10/28/2028	117,001	116,646
SLM Student Loan Trust Series 2003-14 Class A5 ±	0.79	01/25/2023	340,000	336,111
SLM Student Loan Trust Series 2004-1 Class A3 ±	0.77	04/25/2023	141,000	139,096
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.73	07/25/2023	93,000	90,935
SLM Student Loan Trust Series 2004-5 Class A4 ±	0.71	01/25/2021	142,898	142,673
SLM Student Loan Trust Series 2005-10 Class A5 ±	0.69	07/26/2021	168,000	160,516
SLM Student Loan Trust Series 2005-3 Class A5 ±	0.65	10/25/2024	577,000	546,142
SLM Student Loan Trust Series 2005-6 Class A5A ±	0.67	07/27/2026	282,000	276,725
SLM Student Loan Trust Series 2005-6 Class A5B ±	1.76	07/27/2026	100,000	99,997
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.56	07/25/2017	125,115	124,174
SLM Student Loan Trust Series 2008-2 Class A3 ±	1.31	04/25/2023	114,000	112,175
SLM Student Loan Trust Series 2008-4 Class A2 ±	1.61	07/25/2016	92,381	93,231
SLM Student Loan Trust Series 2008-6 Class A2 ±	1.11	10/25/2017	88,880	89,074
SLM Student Loan Trust Series 2008-9 Class A ±	2.06	04/25/2023	149,533	153,537
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.64	12/15/2023	348,856	351,022
SLM Student Loan Trust Series 2012-2 Class A ±	0.94	01/25/2029	475,000	476,081
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.64	08/15/2025	332,869	333,629
SMS Student Loan Trust Series 2000-B Class A2 ±	0.75	04/28/2029	114,937	113,892
World Financial Network Credit Card Master Trust Series 2011-A Class A	1.68	08/15/2018	122,000	122,409

4

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Securities (continued)
World Omni Auto Receivables Trust Series 2008-A Class A4	4.74%	10/15/2013	$64,614	$65,068

Total Asset-Backed Securities (Cost $10,645,802)				10,671,517

Corporate Bonds and Notes : 15.10%

Consumer Discretionary : 1.52%

Automobiles : 0.28%
Daimler Finance North America LLC 144A	1.88	09/15/2014	245,000	248,489

Diversified Consumer Services : 0.08%
University of Pennsylvania	4.67	09/01/2112	70,000	68,903

Hotels, Restaurants & Leisure : 0.20%
Wyndham Worldwide Corporation	2.95	03/01/2017	55,000	54,510
Wyndham Worldwide Corporation	4.25	03/01/2022	125,000	122,492

				177,002

Media : 0.85%
Comcast Corporation	8.38	03/15/2013	158,000	169,409
DIRECTV Holdings Company 144A	2.40	03/15/2017	190,000	188,270
DIRECTV Holdings Company 144A	5.15	03/15/2042	95,000	92,257
NBC Universal Incorporated	2.88	04/01/2016	32,000	33,248
NBC Universal Incorporated	4.38	04/01/2021	55,000	58,891
News America Incorporated	6.15	03/01/2037	60,000	66,879
News America Incorporated	6.15	02/15/2041	43,000	49,110
Time Warner Cable Incorporated	5.50	09/01/2041	100,000	104,427

				762,491

Specialty Retail : 0.11%
Gap Incorporated	5.95	04/12/2021	100,000	100,880

Consumer Staples : 0.75%
Beverages : 0.32%
PepsiCo Incorporated	2.50	05/10/2016	105,000	109,770
The Coca-Cola Company	1.80	09/01/2016	175,000	178,683

				288,453

Food & Staples Retailing : 0.33%
SABMiller Holdings Incorporated 144A	3.75	01/15/2022	205,000	208,474
Wal-Mart Stores Incorporated	5.63	04/15/2041	70,000	84,449

				292,923

Food Products : 0.10%
Kraft Foods Incorporated Class A	6.50	02/09/2040	75,000	92,015

Energy : 1.62%

Oil, Gas & Consumable Fuels : 1.62%
Anadarko Petroleum Corporation	6.38	09/15/2017	30,000	35,638
DCP Midstream Operating Company	4.95	04/01/2022	115,000	115,235
El Paso Pipeline Partners Operating LLC	4.10	11/15/2015	80,000	82,835
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	70,000	82,494
Energen Corporation	4.63	09/01/2021	115,000	114,579
Energy Transfer Partners LP	5.20	02/01/2022	50,000	52,288
Energy Transfer Partners LP	6.50	02/01/2042	50,000	52,538
Energy Transfer Partners LP	9.00	04/15/2019	15,000	18,597
Kerr-McGee Corporation	6.95	07/01/2024	180,000	217,301

5

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	3.95%	09/01/2022	$155,000	$153,395
Marathon Petroleum Corporation	6.50	03/01/2041	98,000	105,565
MidAmerican Energy Holdings Company	6.50	09/15/2037	35,000	43,603
Phillips 66 144A	1.95	03/05/2015	50,000	50,346
Phillips 66 144A	2.95	05/01/2017	155,000	157,505
Phillips 66 144A	5.88	05/01/2042	55,000	56,175
Western Gas Partners LP	5.38	06/01/2021	105,000	112,560

				1,450,654

Financials : 6.75%

Capital Markets : 1.07%
Goldman Sachs Group Incorporated	5.75	01/24/2022	137,000	140,885
Goldman Sachs Group Incorporated	6.00	06/15/2020	115,000	120,965
Lazard Group LLC	6.85	06/15/2017	215,000	236,316
Lazard Group LLC	7.13	05/15/2015	150,000	162,645
Morgan Stanley	3.80	04/29/2016	100,000	97,323
Morgan Stanley	4.75	03/22/2017	45,000	45,005
Morgan Stanley	5.50	07/28/2021	155,000	151,425

				954,564

Commercial Banks : 0.65%
HSBC USA Incorporated	2.38	02/13/2015	345,000	347,366
Inter-American Development Bank Series EMTN	3.88	10/28/2041	141,000	139,994
PNC Funding Corporation	3.30	03/08/2022	95,000	93,943

				581,303

Consumer Finance : 0.26%
American Express Credit	2.38	03/24/2017	235,000	235,307

Diversified Financial Services : 2.73%
ABB Treasury Center USA Incorporated 144A	2.50	06/15/2016	100,000	101,944
Bank of America Corporation	3.88	03/22/2017	70,000	70,370
Bank of America Corporation	5.70	01/24/2022	165,000	174,601
Bank of America Corporation	5.88	02/07/2042	50,000	49,585
Bank of America Corporation	6.00	09/01/2017	125,000	136,113
Citigroup Incorporated	1.88	10/22/2012	370,000	373,417
Citigroup Incorporated	2.65	03/02/2015	235,000	234,957
Citigroup Incorporated	4.45	01/10/2017	185,000	193,747
General Electric Capital Corporation	6.88	01/10/2039	150,000	184,714
JPMorgan Chase & Company	4.65	06/01/2014	355,000	378,405
JPMorgan Chase & Company	5.40	01/06/2042	70,000	74,091
JPMorgan Chase & Company	5.60	07/15/2041	70,000	76,256
Murray Street Investment Trust I	4.65	03/09/2017	395,000	395,207

				2,443,407

Insurance : 1.07%
Berkley (WR)Corporation	5.38	09/15/2020	15,000	15,749
Berkley (WR) Corporation	4.63	03/15/2022	100,000	99,619
American International Group Incorporated	6.40	12/15/2020	50,000	56,567
American International Group Incorporated Series MTN	5.85	01/16/2018	20,000	21,745
Berkshire Hathaway Incorporated	1.90	01/31/2017	25,000	25,280
Berkshire Hathaway Incorporated	3.40	01/31/2022	246,000	248,186
Hartford Financial Services Group	6.10	10/01/2041	65,000	62,728
Lincoln National Corporation	7.00	06/15/2040	15,000	17,567
MetLife Incorporated	5.70	06/15/2035	50,000	57,994
Protective Life Corporation	8.45	10/15/2039	23,000	26,564
Prudential Covered Trust Company 144A	3.00	09/30/2015	140,000	141,580
Prudential Financial Incorporated	4.75	09/17/2015	95,000	103,123
Prudential Financial Incorporated	5.63	05/12/2041	50,000	51,909

6

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance (continued)
Prudential Financial Incorporated	5.80%	11/16/2041	$25,000	$26,998

				955,609

REITs : 0.97%
Boston Properties LP	3.70	11/15/2018	80,000	82,718
HCP Incorporated	3.75	02/01/2019	170,000	168,949
HCP Incorporated	5.65	12/15/2013	150,000	159,133
Health Care REIT Incorporated	6.50	03/15/2041	35,000	36,335
Kilroy Realty LP	4.80	07/15/2018	110,000	114,264
Kilroy Realty LP	5.00	11/03/2015	40,000	42,617
Kilroy Realty LP	6.63	06/01/2020	30,000	33,716
SL Green Realty Corporation	5.00	08/15/2018	30,000	30,526
Ventas Realty LP	4.25	03/01/2022	150,000	145,697
WEA Finance LLC 144A	4.63	05/10/2021	55,000	55,617

				869,572

Health Care : 1.30%

Biotechnology : 0.24%
Amgen Incorporated	3.88	11/15/2021	25,000	25,588
Amgen Incorporated	5.15	11/15/2041	30,000	30,025
Gilead Sciences Incorporated	4.50	04/01/2021	105,000	111,186
Gilead Sciences Incorporated	5.65	12/01/2041	45,000	47,921

				214,720

Health Care Equipment & Supplies : 0.18%
Boston Scientific Corporation	6.40	06/15/2016	140,000	161,156

Health Care Providers & Services : 0.76%
Aristotle Holding Incorporated 144A	2.10	02/12/2015	200,000	202,465
Aristotle Holding Incorporated 144A	2.65	02/15/2017	225,000	227,491
Coventry Health Care Incorporated	5.95	03/15/2017	180,000	203,561
UnitedHealth Group Incorporated	4.38	03/15/2042	50,000	48,069

				681,586

Life Sciences Tools & Services : 0.12%
Life Technologies Corporation	5.00	01/15/2021	100,000	108,238

Information Technology : 0.23%

Computers & Peripherals : 0.23%
Hewlett Packard Company	2.60	09/15/2017	155,000	154,865
Hewlett Packard Company	4.05	09/15/2022	45,000	44,798

				199,663

Materials : 0.12%

Chemicals : 0.12%
Dow Chemical Company	5.25	11/15/2041	70,000	72,076
Dow Chemical Company	8.55	05/15/2019	29,000	37,994

				110,070

Telecommunication Services : 1.02%

Diversified Telecommunication Services : 0.67%
AT&T Incorporated	0.88	02/13/2015	215,000	213,726
AT&T Incorporated	1.60	02/15/2017	190,000	188,877

7

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	6.40%	05/15/2038	$50,000	$59,207
CenturylLink Incorporated	7.65	03/15/2042	100,000	93,741
Verizon Communications Incorporated	3.50	11/01/2021	40,000	40,906

				596,457

Wireless Telecommunication Services : 0.35%
American Tower Corporation	4.50	01/15/2018	145,000	152,313
American Tower Corporation	5.05	09/01/2020	43,000	44,417
Verizon Wireless Capital LLC	8.50	11/15/2018	85,000	116,676

				313,406

Utilities : 1.79%

Electric Utilities : 0.98%
Ameren Corporation	8.88	05/15/2014	110,000	124,757
Arizona Public Service	4.50	04/01/2042	125,000	122,075
Cleveland Electric Illuminating Company	8.88	11/15/2018	110,000	145,190
Duke Energy Indiana Incorporated	4.20	03/15/2042	95,000	93,187
Great Plains Energy Incorporated	5.29	06/15/2022	10,000	10,665
Progress Energy Incorporated	3.15	04/01/2022	110,000	107,473
Progress Energy Incorporated	6.85	04/15/2012	85,000	85,160
Southern California Edison Company	4.05	03/15/2042	45,000	43,232
Southwestern Electric Power Company	3.55	02/15/2022	150,000	147,259

				878,998

Multi-Utilities : 0.81%
CMS Energy Corporation	2.75	05/15/2014	65,000	65,023
CMS Energy Corporation	5.05	03/15/2022	70,000	70,411
Dominion Resources Incorporated	8.88	01/15/2019	210,000	281,758
Puget Sound Power & Light Company	4.43	11/15/2041	35,000	34,827
San Diego Gas & Electric Company	4.30	04/01/2042	85,000	86,236
Sempra Energy	2.30	04/01/2017	180,000	182,149

				720,404

Total Corporate Bonds and Notes (Cost $13,195,606)				13,506,270

Municipal Bonds and Notes : 1.07%

California : 0.38%
California Build America Bonds (GO) §	7.60	11/01/2040	105,000	135,849
Los Angeles CA Community College District Build America Bonds (GO) §	6.75	08/01/2049	95,000	123,257
Los Angeles CA DW&P Build America Bonds (Utilities Revenue) §	6.57	07/01/2045	60,000	79,436

				338,542

Illinois : 0.18%
Illinois Finance Authority (GO) §	5.37	03/01/2017	55,000	59,760
Illinois Finance Authority (GO) §	5.67	03/01/2018	50,000	54,720
Illinois Finance Authority (GO) §	5.88	03/01/2019	45,000	49,452

				163,932

Nevada : 0.13%
Clark County NV Airport Authority (Airport Revenue) §	6.82	07/01/2045	90,000	118,387

New Jersey : 0.18%
New Jersey State Turnpike Authority (Transportation Revenue) §	7.10	01/01/2041	120,000	164,950

8

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio : 0.04%
Ohio State University Series A (Education Revenue) §	4.80%	06/01/2111	$35,000	$35,363

Texas : 0.16%
North Texas Tollway Authority (Transportation Revenue) §	6.72	01/01/2049	108,000	139,055

Total Municipal Bonds and Notes (Cost $793,709)				960,229

Non-Agency Mortgage Backed Securities : 6.86%
Americold LLC Trust Series 2010-ART Class A1 144A	3.85	01/14/2029	175,992	186,008
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	100,000	100,553
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	19,334	19,722
Bank of America Commercial Mortgage Incorporated Series 2006-2 Class A4 ±	5.73	05/10/2045	174,000	197,682
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	189,000	209,645
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	95,000	104,917
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	14,296	14,281
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3 ±	4.24	08/13/2039	9,662	9,726
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	27,345	27,379
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A2	3.06	12/15/2047	122,000	126,685
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12/15/2047	86,000	89,081
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.28	12/25/2036	8,502	8,304
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM ±	5.23	07/15/2044	87,000	93,417
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	07/16/2034	151,000	151,457
Commercial Mortgage Pass-Through Certificate Series 2012 LC4 Class A4	3.29	12/10/2044	169,000	169,437
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	7,689	7,695
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	74,000	76,620
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	49,241	50,752
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	146,000	155,525
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	70,000	74,128
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	09/15/2039	98,000	108,065
Credit Suisse Mortgage Capital Certicates Series 2006-C5 Class A3	5.31	12/15/2039	75,000	82,627
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	278	277
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11/10/2045	88,000	89,821
Greenwich Capital Commercial Funding Corporation Series 2002-C1 Class A4	4.95	01/11/2035	122,115	123,654
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	04/10/2037	249,000	271,314
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	03/10/2039	219,000	240,942
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	45,000	47,981
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	273,797	291,952
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	04/15/2035	59,000	60,445
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12/12/2034	30,000	30,390

9

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05%	12/12/2034	$60,180	$61,087
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	5,731	5,731
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	11,483	11,583
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	186,000	198,196
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	38,539	40,235
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	44,000	48,183
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	5.82	06/15/2049	204,000	223,553
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	02/15/2051	84,000	94,179
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	189,000	198,304
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	329,483	347,733
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	88,498	89,912
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A3	4.17	08/15/2046	68,000	73,038
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	4,325	4,329
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	49,094	50,533
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	134,437	138,444
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.93	07/15/2044	53,000	56,834
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C7 Class A3 ±	5.87	09/15/2045	254,000	287,683
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	76,000	80,088
Morgan Stanley Capital I Series 2012-C4 Class A4	3.24	03/15/2045	233,000	231,873
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	5,317	5,314
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	24,189	24,623
Morgan Stanley Dean Witter Capital I Series 2007-HE2 Class A2A ±	0.28	01/25/2037	2,524	2,497
Morgan Stanley Dean Witter Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	10,118	10,153
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	07/15/2049	100,000	105,619
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.35	02/25/2047	13,921	11,522
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	6.83	03/15/2030	128,000	133,124
Sequoia Mortgage Trust Series 2010-H1 Class A1	3.75	02/25/2040	21,926	22,392
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13	02/25/2041	31,610	32,332
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	220,037	221,734
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10/15/2035	10,222	10,284
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	95,303	96,257

Total Non-Agency Mortgage Backed Securities (Cost $6,000,149)				6,137,851

U.S. Treasury Securities : 27.00%
U.S. Treasury Bond	2.13	08/15/2021	909,000	907,864
U.S. Treasury Bond	3.13	11/15/2041	1,154,000	1,102,611
U.S. Treasury Bond	3.13	02/15/2042	435,000	415,357
U.S. Treasury Bond	4.38	05/15/2041	485,000	580,939
U.S. Treasury Bond	4.50	02/15/2036	655,000	797,258
U.S. Treasury Note	0.25	03/31/2014	159,000	158,714
U.S. Treasury Note	0.25	02/15/2015	28,000	27,799
U.S. Treasury Note	0.38	03/15/2015	1,303,000	1,298,012
U.S. Treasury Note	0.88	12/31/2016	49,000	48,736
U.S. Treasury Note	0.88	01/31/2017	74,000	73,538
U.S. Treasury Note	0.88	02/28/2017	767,000	761,427
U.S. Treasury Note	1.00	08/31/2016	1,204,000	1,208,891

10

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note «	1.00%	10/31/2016	$613,000	$614,341
U.S. Treasury Note ##	1.00	03/31/2017	5,119,000	5,107,001
U.S. Treasury Note	1.38	02/28/2019	316,000	311,384
U.S. Treasury Note	1.50	06/30/2016	549,000	563,454
U.S. Treasury Note	2.00	02/15/2022	2,416,000	2,368,434
U.S. Treasury Note	2.38	02/28/2015	940,000	989,938
U.S. Treasury Note	2.63	12/31/2014	491,000	519,347
U.S. Treasury Note	3.00	09/30/2016	829,000	904,128
U.S. Treasury Note	3.13	10/31/2016	2,526,000	2,770,706
U.S. Treasury Note	3.25	03/31/2017	400,000	442,750
U.S. Treasury Note	3.38	11/15/2019	466,000	520,027
U.S. Treasury Note	3.50	05/15/2020	242,000	272,099
U.S. Treasury Note	4.50	02/15/2016	497,000	567,861
U.S. Treasury Note ##	5.13	05/15/2016	702,000	824,411

Total U.S. Treasury Securities (Cost $24,110,205)				24,157,027

Yankee Corporate Bonds and Notes : 6.94%

Consumer Discretionary : 0.09%

Media : 0.09%
Thomson Reuters Corporation	5.95	07/15/2013	80,000	84,853

Consumer Staples : 0.56%

Beverages : 0.56%
Pernod Ricard SA 144A	4.45	01/15/2022	170,000	172,375
Pernod Ricard SA 144A	5.50	01/15/2042	155,000	155,347
Pernod Ricard SA 144A	5.75	04/07/2021	160,000	177,138

				504,860

Energy : 1.49%

Energy Equipment & Services : 0.11%
Weatherford International Limited	4.50	04/15/2022	60,000	59,913
Weatherford International Limited	5.95	04/15/2042	35,000	34,752

				94,665

Oil, Gas & Consumable Fuels : 1.38%
Canadian Oil Sands Trust Limited 144A	6.00	04/01/2042	125,000	124,756
Husky Energy Incorporated	7.25	12/15/2019	37,000	45,606
International Petroleum Investment Company GMTN Limited 144A	5.50	03/01/2022	200,000	205,750
Petrobras International Finance Company	2.88	02/06/2015	95,000	97,478
Petrobras International Finance Company	3.50	02/06/2017	260,000	266,433
Petroleos Mexicanos 144A	4.88	01/24/2022	92,000	96,600
Petroleos Mexicanos 144A	6.50	06/02/2041	20,000	22,500
Talisman Energy Incorporated	7.75	06/01/2019	75,000	91,760
Transocean Incorporated	5.05	12/15/2016	190,000	203,433
Transocean Incorporated	7.35	12/15/2041	70,000	82,534

				1,236,850

Financials : 3.67%

Commercial Banks : 2.46%
Commonwealth Bank Australia (New York)	1.95	03/16/2015	280,000	281,876
HSBC Holdings plc	4.00	03/30/2022	105,000	104,036
HSBC Holdings plc	6.80	06/01/2038	100,000	114,195
Korea Development Bank	3.88	05/04/2017	200,000	206,977
Lloyds TSB Bank plc	4.20	03/28/2017	80,000	80,583
Lloyds TSB Bank plc	6.38	01/21/2021	45,000	48,287

11

PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
NIBC Bank NV 144A	2.80%	12/02/2014	$125,000	$129,769
Nordea Bank AB 144A	2.25	03/20/2015	200,000	200,077
Rabobank Nederland NV	3.38	01/19/2017	215,000	219,754
Rabobank Nederland NV	3.88	02/08/2022	75,000	72,501
Rabobank Nederland NV	5.25	05/24/2041	50,000	50,945
Standard Chartered plc 144A	3.20	05/12/2016	190,000	193,630
Svenska Handelsbanken AB	2.88	04/04/2017	250,000	249,861
Swedish Export Credit Corporation	3.25	09/16/2014	238,000	249,817

				2,202,308

Diversified Financial Services : 0.94%
Credit Suisse (Guernsey) 144A	1.63	03/06/2015	330,000	331,117
European Investment Bank	1.13	04/15/2015	305,000	307,083
UBS AG London 144A	1.88	01/23/2015	200,000	201,451

				839,651

Thrifts & Mortgage Finance : 0.27%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	235,000	245,623

Industrials : 0.06%

Industrial Conglomerates : 0.06%

Philips Electronics NV	3.75	03/15/2022	50,000	50,276

Materials : 0.42%
Metals & Mining : 0.42%
ArcelorMittal	6.25	02/25/2022	25,000	25,268
Barrick Gold Corporation 144A	3.85	04/01/2022	120,000	120,229
Teck Resources Limited	6.25	07/15/2041	57,000	61,656
Vale Overseas Limited	4.38	01/11/2022	165,000	165,668

				372,821

Telecommunication Services : 0.51%

Diversified Telecommunication Services : 0.40%
Deutsche Telekom International 144A	2.25	03/06/2017	215,000	212,750
Deutsche Telekom International 144A	4.88	03/06/2042	150,000	141,251

				354,001

Wireless Telecommunication Services : 0.11%
Telefonica Moviles Chile SA 144A	2.88	11/09/2015	100,000	99,907

Utilities : 0.14%

Electric Utilities : 0.14%
PPL WEM Holdings plc 144A	3.90	05/01/2016	120,000	124,827

Total Yankee Corporate Bonds and Notes (Cost $6,111,789)				6,210,642

Yankee Government Bonds : 0.87%
Province of Quebec	2.75	08/25/2021	95,000	95,327
Republic of Poland	5.00	03/23/2022	65,000	68,511
Russian Federation 144A	4.50	04/04/2022	200,000	199,400
State of Qatar 144A	3.13	01/20/2017	200,000	204,000
United Mexican States	4.75	03/08/2044	118,000	115,640
United Mexican States	5.75	10/12/2049	93,000	95,558

Total Yankee Government Bonds (Cost $773,878)				778,436

12

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — March 31, 2012 (UNAUDITED)

Security Name				Principal	Value
Other : 0.35%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				$228,678	$64,030
VFNC Corporation, Pass-Through Entity, 0.24% (a)±144A(i)(v)				597,182	250,816
Total Other (Cost $118,501)					314,846

		Yield		Shares
Short-Term Investments : 6.27%

Investment Companies: 6.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.10%		5,214,475	5,214,475
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.18		396,499	396,499

Total Short-Term Investments (Cost $5,610,974)					5,610,974

Total Investments in Securities (Cost $104,594,490)*	118.59%				106,111,550
Other Assets and Liabilities, Net	(18.59)				(16,631,862)

Total Net Assets	100.00%				$89,479,688

		Interest Rate	Maturity Date	Principal	Value
TBA Sale Commitments : (3.35%)
FNMA %%		3.50%	07/25/2041	$(400,000)	$(410,812)
FNMA %%		5.00	05/01/2041	(1,600,000)	(1,725,750)
FNMA %%		5.00	10/25/2036	(800,000)	(864,250)
Total TBA Sale Commitments (Proceeds Received $(2,999,167))					(3,000,812)

%%	Security issued on a when-issued (TBA) basis
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.
##	All or a portion of this security has been segregated for when-issued securities.
«	All or a portion of this security is on loan.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $104,853,410 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,513,946
Gross unrealized depreciation	(255,806)

Net unrealized appreciation	$1,258,140

13

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MARCH 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$37,763,758	$0	$37,763,758
Asset-backed securities	0	10,671,517	0	10,671,517
Corporate bonds and notes	0	13,506,270	0	13,506,270
Municipal bonds and notes	0	960,229	0	960,229
Non-agency mortgage-backed securities	0	6,137,851	0	6,137,851
U.S. Treasury securities	24,157,027	0	0	24,157,027
Yankee corporate bonds and notes	0	6,210,642	0	6,210,642
Yankee government bonds and notes	0	778,436	0	778,436
Other	0	0	314,846	314,846
Short-term investments
Investment companies	5,214,475	396,499	0	5,610,974

	$29,371,502	$76,425,202	$314,846	$106,111,550

As of March 31, 2012, the inputs used in valuing TBA sales commitments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments	$0	$(3,000,812)	$0	$(3,000,812)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

List of Abbreviation

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal

Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 23, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	May 23, 2012